[front cover]

                               SELECT EQUITY FUNDS

                        [logo: Chase Vista Select Funds]
                          CHASE VISTA SELECT FUNDS(SM)

                                   SEMI-ANNUAL
                                     REPORT

                              -------------------

                  Chase Vista(SM). Setting the Global Standard.

                        CHASE VISTA SELECT BALANCED FUND

                      CHASE VISTA SELECT EQUITY INCOME FUND

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND

                          CHASE VISTA SELECT NEW GROWTH
                               OPPORTUNITIES FUND

                     CHASE VISTA SELECT SMALL CAP VALUE FUND

                        CHASE VISTA SELECT INTERNATIONAL
                                   EQUITY FUND

                                 April 30, 1998
                                   (Unaudited)

                                   HIGHLIGHTS

The U.S. stock market reached record levels as the U.S. economy continued to grow despite Asia's financial crisis.

[bullet] In the U.S. stock market, low interest rates, good corporate earnings and solid cash flows prevailed.

[bullet] Bonds posted modest gains as interest rates stabilized and inflation continued to remain under control.

[bullet] In international stock markets, Europe and Latin America showed largely positive returns while those in Japan and southeast Asia were off sharply.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                     3

Chase Vista Select Balanced Fund
   Fund Commentary [bullet] Portfolio of Investments                  4

Chase Vista Select Equity Income Fund
   Fund Commentary [bullet] Portfolio of Investments                 16

Chase Vista Select Large Cap Equity Fund
   Fund Commentary [bullet] Portfolio of Investments                 25

Chase Vista Select Large Cap Growth Fund
   Fund Commentary [bullet] Portfolio of Investments                 34

Chase Vista Select New Growth Opportunities Fund
   Fund Commentary [bullet] Portfolio of Investments                 43

Chase Vista Select Small Cap Value Fund
   Fund Commentary [bullet] Portfolio of Investments                 52

Chase Vista Select International Equity Fund
   Fund Commentary [bullet] Portfolio of Investments                 61
Financial Statements                                                 74
Notes to Financial Statements                                        80
Financial Highlights                                                 88

--------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                   Chase Vista Select Funds-CHAIRMAN'S LETTER

                                                                   June 10, 1998
Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista Select Equity Funds for the six month period ended April 30, 1998:

   [bullet] Balanced Fund                   [bullet] Equity Fund
   [bullet] Large Cap Equity Fund           [bullet] Large Cap Growth Fund
   [bullet] New Growth Opportunities Fund   [bullet] Small Cap Value Fund
   [bullet] International Equity Fund

Stocks Posted Solid Gains as the Economy Continued to Grow

The stock market recorded strong performance as the economy continued to grow at a healthy pace and inflation remained under control. Other factors that contributed to the market's investment results included low interest rates, good corporate earnings and solid cash flows into equity mutual funds.

Early on, the potential impact of the Asian economic crisis put pressure on U.S. stocks. However, the U.S. economy continued to grow despite Asia's economic woes. In January, the stock market stalled again, as investors worried about the market's future prospects, however, equities bounced back again in February, as the Dow Jones Industrial Average plowed through 9,000 and finished the period hovering near an all-time record level.

Bonds Posted Modest Gains as Interest Rates Stabilized

Bonds registered modest investment results in an environment that saw the U.S. economy strengthen but inflation continue to remain under control.

The period began with worry about the impact of the Asian crisis on global economic growth. But when the shock of the Asian crisis subsided toward the end of 1997, investors re-focused their attention on the U.S. economy. Bonds performed well in January, despite the strongest Employment Cost Index (ECI) report in five years. In February, several reports that suggested the economy was overbearing drove bond prices down. However, the market rebounded, and interest rates stayed in a relatively narrow range, thanks partly to two opposing forces: deflation concerns ignited by the Asian crisis and higher inflation concerns due to the U.S. economy's better-than-expected performance.

Although it was another strong period for the U.S. stock market and a challenging one for many international markets, we wish to remind you of the important roles both U.S. and international investments play in any diversified portfolio. That said, we encourage you to maintain your investing discipline in the months and years ahead.

Sincerely,

/s/ Fergus Reid
    Fergus Reid
    Chairman

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SELECT BALANCED FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Capital growth plus current income

Primary investments:       Common stocks, preferred stocks, convertibles,
                           warrants and investment grade fixed-income securities

Suggested investment
time frame:                Mid- to long-term

Market benchmark:          S&P 500 Index and Lehman Aggregate Bond Index

Lipper funds category:     Balanced Funds Average

Inception date:            1/1/97

Newspaper symbol:          Balanced

As of April 30, 1998
Net assets:                $185.8 million

PERFORMANCE

Chase Vista Select Balanced Fund had a total return of 12.86% for the six-month period ended April 30, 1998, beating the Lipper Balanced Funds Average which returned 11.46%.

STRATEGY

The Fund performed well because of its sector strategy and underweighting in stocks during the height of the Asian crisis last year.

The Fund's decision to emphasize defensive stocks in November contributed favorably to performance as economically sensitive stocks retreated. Fund management used that pullback to add to existing positions in undervalued companies whose prices declined during this period. This proved advantageous as many of these stocks, particularly in the technology sector, recorded strong performance, in early 1998. Also contributing to the Fund's performance were financial stocks, which benefited from an increase in merger activity.

As for bonds, the Fund's decision to maintain an overweighting in bonds early on buoyed performance, as fixed-income securities registered strong gains due to a sharp decline in interest rates. Specifically, the Fund benefited from its exposure to Yankee bonds and BBB-rated bonds, both of which recorded good performance. With interest rates stabilizing in early 1998 and mortgage prepayment fears waning, the Fund benefited from its exposure to mortgage-backed securities. A slightly longer-than-average duration throughout much of the period also contributed to performance.

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SELECT BALANCED FUND

At the end of the reporting year, 58% of the Fund's assets was in common stocks, 34.4% was in bonds and 7.6% was in cash and short-term paper.

OUTLOOK

For the remainder of 1998, we expect economic growth to slow, which could help push long-term interest rates lower and bond prices higher. A slower growth environment, however, may also put pressure on corporate earnings. Given this forecast, we expect to maintain our above-average duration in bonds and to focus less on economically sensitive stocks and more on companies that may benefit in this environment. Stock selection will be critical in achieving good investment results in the months ahead.

--------------------------------- [PIE CHART] ----------------------------------

                        CHASE VISTA SELECT BALANCED FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        99.5%
                            Cash                0.5%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                        CHASE VISTA SELECT BALANCED FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98

                    Basic Industry                     6.0%
                    Capital Goods                      8.9%
                    Consumer Cyclicals                 7.5%
                    Consumer Staples                   5.4%
                    Energy                             9.3%
                    Financial                         34.5%
                    Health Care                       10.4%
                    Technology                         7.4%
                    Transportation                     2.8%
                    Utilities                          3.6%
                    REITs                              2.0%
                    Other                              2.2%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SELECT BALANCED FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

                 Deutsche Bank AG (Germany*)              7.78%
                 Pfizer, Inc.                             3.07%
                 Termoemcali Funding Corp.*               2.90%
                 Bristol-Myers Squibb Corp.*              1.94%
                 CentraGas (Colombia)*                    1.87%
                 General Electric Co.                     1.84%
                 EMC Corp.*                               1.74%
                 BellSouth Corp.                          1.73%
                 Texas Utilities Electric, Capital V*     1.66%
                 Merck & Company, Inc.                    1.62%

Top 10 holdings comprised 26.15% of Fund's market value of investments. Fund holdings are subject to change at any time. *A non-equity security holding.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                    One Year                      26.68%
                    Five Years                    12.80%
                    Ten Years                     12.13%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Balanced Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SELECT BALANCED FUND

---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                       CHASE VISTA SELECT BALANCED FUND+
                             AND ITS KEY BENCHMARKS

                Chase Vista                              Lipper
                   Select                   Lehman      Balanced
                  Balanced    S&P 500     Aggregate       Fund
                    Fund       Index      Bond Index    Average

       4/88        10000       10000        10000       10000
       4/89        11625       12288        10794       11401
       4/90        12505       13582        11767       12118
       4/91        14491       15970        13552       13989
       4/92        16182       18205        15043       15845
       4/93        17920       19885        17040       17586
       4/94        17799       20944        17182       18366
       4/95        19764       24592        18441       19945
       4/96        23162       32012        20033       23940
       4/97        25837       40048        21452       26955
       4/30/98     32732       56489        23792       33787

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Balanced Fund, the Standard & Poor's 500 Index, the Lehman Aggregate Bond Index and Lipper Balanced Funds Average for the ten years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard and Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in an index.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury and agency securities and corporate bond and mortgage-backed securities. The indexes are unmanaged and reflect the reinvestment of dividends. An individual cannot invest in an index.

The Lipper Balanced Funds Average represents the average performance of a universe of 405 actively managed balanced funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Balanced Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares      Issuer                                  Value
---------------------------------------------------------------------
Long-Term Investments -- 92.1%
---------------------------------------------------------------------
           Common Stock -- 57.6%
           ---------------------
           Aerospace -- 0.0%
   1,147    Raytheon Co., Class A                   $      63,300
                                                    -------------
           Automotive -- 0.6%
  18,000    General Motors                              1,212,750
                                                    -------------
           Banking -- 4.2%
  25,463    Banc Once Corp.                             1,497,531
  24,000    First Union Corp.                           1,449,000
  30,000    Federal Home Loan Mortgage Corp.            1,389,375
  10,000    J. P. Morgan & Company, Inc.                1,312,500
  29,687    NationsBank Corp.                           2,248,790
                                                    -------------
                                                        7,897,196
                                                    -------------
           Chemicals -- 1.7%
  15,000    Dow Chemical Co.                            1,450,313
  24,000    duPont (EI) deNemours                       1,747,500
                                                    -------------
                                                        3,197,813
                                                    -------------
           Computer Networks -- 0.9%
  22,500    Cisco Systems, Inc.*                        1,648,125
                                                    -------------
           Computer Software -- 0.9%
  27,000    Computer Associates International           1,581,188
                                                    -------------
           Computers/Computer Hardware -- 2.2%
  70,000    EMC Corp.*                                  3,228,750
   7,000    International Business Machines Corp.         811,125
                                                    -------------
                                                        4,039,875
                                                    -------------
           Construction Machinery -- 0.9%
  30,000    Caterpillar Tractor, Inc.                   1,708,125
                                                    -------------
           Consumer Products -- 3.2%
  20,000    Avon Products, Inc.                         1,643,750
  60,000    Philip Morris Companies, Inc.               2,238,750
  24,000    Procter & Gamble Co.                        1,972,500
                                                    -------------
                                                        5,855,000
                                                    -------------
           Diversified -- 1.7%
  30,000    Corning Inc.                                1,200,000
  20,000    Minnesota Mining and
            Manufacturing Co.                           1,887,500
                                                    -------------
                                                        3,087,500
                                                    -------------


                       See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares      Issuer                                      Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
           Electronics/Electrical Equipment -- 1.8%
   40,000   General Electric Co.                        $3,405,000
                                                        ----------
           Entertainment/Leisure -- 1.2%
   32,000   Carnival Corp., Class A                      2,226,000
                                                        ----------
           Food/Beverage Products -- 1.5%
   50,000   ConAgra, Inc.                                1,459,375
   35,000   PepsiCo., Inc.                               1,389,063
                                                        ----------
                                                         2,848,438
                                                        ----------
           Health Care/Health Care Services -- 1.8%
   35,000   Columbia/HCA Healthcare Corp.                1,152,813
   70,000   HEALTHSOUTH Corp.*                           2,113,125
                                                        ----------
                                                         3,265,938
                                                        ----------
           Insurance -- 2.1%
   20,000   Allstate Corp.                               1,925,000
   15,000   American International Group                 1,973,438
                                                        ----------
                                                         3,898,438
                                                        ----------
           Metals/Mining -- 0.8%
   19,000   Aluminum Co. of America (ALCOA)              1,472,500
                                                        ----------
           Office/Business Equipment -- 0.9%
   15,000   Xerox Corp.                                  1,702,500
                                                        ----------
           Oil & Gas --  7.4%
   10,000   Chevron Corp.                                  826,875
   20,000   Coastal Corp.                                1,428,750
   40,000   Exxon Corp.                                  2,917,500
   32,000   Halliburton Company                          1,760,000
   34,000   Mobil Corp.                                  2,686,000
   24,000   Royal Dutch Petroleum Co., New
            York Registered Shares
                    (Netherlands)                        1,357,500
   20,000   Texaco, Inc.                                 1,230,000
   50,000   Williams Companies, Inc.                     1,581,250
                                                        ----------
                                                        13,787,875
                                                        ----------
           Paper/Forest Products -- 0.8%
   36,000   Willamette Industries, Inc.                  1,397,250
                                                        ----------

                         See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares      Issuer                                Value
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
           Pharmaceuticals -- 7.6%
34,000      Bristol-Myers Squibb Co.              $3,599,750
   727      Crescenco Pharmaceuticals Corp.*           9,088
25,000      Johnson & Johnson                      1,784,375
25,000      Merck & Company, Inc.                  3,012,500
50,000      Pfizer, Inc.                           5,690,625
                                                  ----------
                                                  14,096,338
                                                  ----------
           Photographic Equipment -- 0.6%
15,000      Eastman Kodak Co.                      1,082,813
                                                  ----------
           Printing & Publishing -- 1.1%
28,000      New York Times Company, Class A        1,986,250
                                                  ----------
           Real Estate Investment Trust -- 1.7%
23,000      AMB Property Corp.                       529,000
57,720      Equity Office Properties Trust         1,641,413
30,000      Public Storage, Inc.                     922,500
                                                  ----------
                                                   3,092,913
                                                  ----------
           Restaurants/Food Services -- 0.7%
20,000      McDonald's Corp.                       1,237,500
 3,500      Tricon Global Restaurants, Inc.*         111,125
                                                  ----------
                                                   1,348,625
                                                  ----------
           Retailing -- 4.4%
30,000      CVS Corp.                              2,212,500
30,000      Dayton-Hudson Corp.                    2,619,375
50,000      Kroger Co.*                            2,093,750
20,000      Sears Roebuck & Co.                    1,186,250
                                                  ----------
                                                   8,111,875
                                                  ----------
           Shipping/Transportation -- 0.3%
 6,000      Burlington Northern Santa Fe             594,000
                                                  ----------
           Telecommunications -- 5.2%
36,000      Ameritech Corp.                        1,532,250
50,000      BellSouth Corp.                        3,209,375
25,000      GTE Corp.                              1,460,938
40,228      SBC Communications, Inc.               1,666,948
40,000      WorldCom, Inc.                         1,711,250
                                                  ----------
                                                   9,580,761
                                                  ----------

                       See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares               Issuer                                Value
--------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------
                    Utilities -- 1.4%
   37,500            OGE Energy Corp.                      $ 2,060,156
   17,500            Sierra Pacific Resources                  612,500
                                                           -----------
                                                             2,672,656
                                                           -----------
                    Total Common Stock                     106,861,042
                                                           -----------
                    (Cost $52,480,491)
                    Convertible Preferred Stock -- 2.2%
                    -----------------------------------
                    Construction Machinery -- 0.3%
   25,000            Ingersoll-Rand Co. 7%                     612,500
                                                           -----------
                    Diversified -- 0.6%
   17,000            Corning Delaware LP, 6%                 1,073,125
                                                           -----------
                    Telecommunications -- 0.8%
   20,000            AirTouch Communications, 4.25%          1,536,250
                                                           -----------
                    Utilities -- 0.5%
   12,000            Houston Industries, Inc., 7%              832,500
                                                           -----------
                    Total Convertible Preferred Stock        4,054,375
                                                           -----------
                    (Cost $2,981,201)
      Principal
        Amount
         (USD)
                    Corporate Notes & Bonds -- 14.7%
                    --------------------------------
                    Airlines -- 2.4%
$ 745,839            American Airlines#, 9.71%, 01/30/07       848,846
  948,926            Continental Airlines, Inc.,# 10.22%,
                     07/02/14                                1,145,828
2,000,000            Delta Air Lines, 10.06%, 01/02/16       2,502,500
                                                           -----------
                                                             4,497,174
                                                           -----------
                    Banking -- 1.0%
1,000,000            BankAmerica Corp., 10.00%, 02/01/03     1,147,810
  750,000            First Union Corporation, 6.40%,
                     04/01/08                                  745,628
                                                           -----------
                                                             1,893,438
                                                           -----------
                    Construction/Transportation -- 1.1%
2,000,000            Zhuhai Highway Co., Ltd.,
                     YANKEE, Ser. A# (China), 9.13%,
                     07/01/06                                1,951,800
                                                           -----------
                    Entertainment/Leisure -- 0.4%
  750,000            Time Warner Inc., 7.75%, 06/15/05         795,285
                                                           -----------

                         See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

   Principal
    Amount
     (USD)                     Issuer                     Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
              Financial Services -- 4.9%
$ 2,000,000    Corp. Andina de Fomento, Yankee
               (Venezuela), 7.25%, 03/01/07           $2,034,900
  1,600,000    First Citizens Financial Corporation,
               Capital Trust Ser. I,# 8.05%,
               03/01/28                                1,612,000
  5,250,000    Termoemcali Funding Corp.,#
               10.13%, 12/15/14                        5,368,073
                                                      ----------
                                                       9,014,973
                                                      ----------
              Industrial Components -- 0.5%
  1,000,000    Raytheon Corp., 5.95%, 03/15/01           996,440
                                                      ----------
              Oil & Gas -- 1.9%
  3,378,439    CentraGas, (Columbia)# 10.65%,
               12/01/10                                3,471,346
                                                      ----------
              Real Estate Investment Trust -- 0.4%
    750,000    Simon Debartolo Group, 7.13%,
               09/20/07                                  764,009
                                                      ----------
              Retail -- 0.4%
    750,000    Dayton Hudson Co., 5.90%,
               06/15/37                                  760,313
                                                      ----------
              Utilities -- 1.7%
  3,000,000    Texas Utilities Electric, Capital V,
               8.18%, 01/30/37                         3,078,240
                                                      ----------
              Total Corporate Notes & Bonds           27,223,018
                                                      ----------
              (Cost $27,847,404)
              Convertible Corporate Notes & Bonds -- 3.3%
              -------------------------------------------
              Computer Software -- 0.2%
    500,000    Tecnomatix Technologies, Ltd.,
               (Israel)# 5.25%, 08/15/04                 440,000
                                                      ----------
              Computers/Computer Hardware -- 1.4%
    300,000    EMC Corp.,# 3.25%, 03/15/02               633,750
    500,000    Quantum Corp., 7.00%, 08/01/04            499,375
  1,000,000    Solectron Corp.,# 6.00%, 03/01/06       1,450,850
                                                      ----------
                                                       2,583,975
                                                      ----------

                       See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

  Principal
   Amount
    (USD)                      Issuer                      Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Health Care/Health Care Services -- 0.3%
$ 500,000    Assisted Living Concepts Inc.,#
             5.63%, 05/01/03                           $  478,125
                                                       ----------
            Manufacturing -- 0.2%
  350,000    Tower Automotive, Inc.,# 5.00%,
             08/01/04                                     418,250
                                                       ----------
            Pharmaceuticals -- 0.8%
1,000,000    ALZA Corp., 5.00%, 05/01/06                1,383,750
                                                       ----------
            Retailing -- 0.4%
  500,000    Federated Department Stores, 5.00%,
             10/01/03                                     746,250
                                                       ----------
            Total Convertible
            Corporate Notes & Bonds                     6,050,350
                                                       ----------
            (Cost $4,790,684)
            U. S. Government Agency Obligations -- 0.8%
            -------------------------------------------
1,450,000    Federal Home Loan Mortgage Corp.
             5.75%, 02/15/08                            1,424,176
                                                       ----------
             (Cost $1,445,141)
            U. S. Treasury Securities -- 6.5%
            ---------------------------------
             U.S. Treasury Notes and Bonds,
1,400,000    5.63%, 12/31/99                            1,401,092
2,000,000    6.63%, 02/15/27                            2,164,680
1,200,000    7.00%, 07/15/06                            1,294,872
1,000,000    7.13%, 02/15/23                            1,137,810
2,000,000    7.50%, 02/15/05                            2,195,620
1,500,000    8.25%, 07/15/98                            1,509,375
  900,000    8.50%, 11/15/00                              960,471
1,250,000    8.75%, 08/15/20                            1,661,138
                                                       ----------
            Total U. S. Treasury Securities            12,325,058
                                                       ----------
            (Cost $11,948,368)

                         See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

   Principal
    Amount
     (USD)                         Issuer                         Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------------
              Mortgage Backed Securities -- 5.4%
              ----------------------------------
              Mortgage Backed Pass Thru Securities -- 4.8%
$ 1,288,036    Federal Home Loan Mortgage Corp.,
               Gold, Pool A01717, 12.00%,
               06/01/17                                      $ 1,486,871
  2,417,233    Federal National Mortgage
               Association, Pool 100156, 12.50%,
               06/15/19                                        2,851,030
  1,854,789    Federal National Mortgage
               Association, Pool 250375, 6.50%,
               09/01/25                                        1,839,710
  2,724,613    Government National Mortgage
               Association, Pool 351335, 6.50%,
               11/15/23                                        2,710,990
                                                             -----------
                                                               8,888,601
                                                             -----------
              Collateralized Mortgage Obligations -- 0.6%
  1,166,276    Federal Home Loan Mortgage Corp.,
               Mortgage Cash Flow Obligations,
               Ser. A, Class 4, 8.70%, 12/30/08                1,219,851
                                                             -----------
              Total Mortgage Backed Securities                10,108,452
                                                             -----------
              (Cost $9,871,382)
              Asset Backed Securities -- 1.6%
              -------------------------------
  1,500,000    Alliance Capital Funding, LLC,#
               5.84%, 02/15/10                                 1,543,125
    500,000    Citibank Credit Card Master Trust,
               Ser. 1998 -- 2A, 6.05%, 01/15/10                  487,497
    923,825    Mid-State Trust, Ser. 6, Class A4,
               7.79%, 07/01/35                                   927,283
                                                             -----------
              Total Asset Backed Securities                    2,957,905
                                                             -----------
              (Cost $2,939,289)
------------------------------------------------------------------------
              Total Long-Term Investments                    171,004,376
              (Cost $114,303,960)
------------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Select Balanced Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

   Principal
    Amount
     (USD)                Issuer                 Value
-----------------------------------------------------------
Short-Term Investments
-----------------------------------------------------------
              Time Deposits -- 7.8%
              ---------------------
$14,418,000    Deutsche Bank AG (Germany)   $ 14,418,000
              (Cost $14,418,000)
-----------------------------------------------------------
              Total Investments -- 99.9%    $185,422,376
              (Cost $128,721,960)
-----------------------------------------------------------

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                     CHASE VISTA SELECT EQUITY INCOME FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Income

Primary investments:       Income producing common stocks, preferred stocks and
                           convertible securities

Suggested investment
time frame:                Long-term

Market benchmark:          S&P 500 Index

Lipper funds category:     Equity Income Funds Average

Inception date:            1/1/97

Newspaper symbol:          Eq Inc

As of April 30, 1998
Net assets:                $1,021.8 million

PERFORMANCE

Chase Vista Select Equity Income Fund had a total return of 13.69% for the six-month period ended April 30, 1998. This compares to 16.32% for the Lipper Equity Funds Average.

STRATEGY

An emphasis on defensive stocks early in the period and strong investment results recorded by financial stocks throughout much of the period contributed significantly to the Fund's investment results.

The Fund's heavy exposure to real estate investment trusts (REITs) and utilities in November and December helped performance, as these stocks performed relatively well during the height of the Asian crisis. During this period, the Fund also benefited from its investments in cable stocks, most notably Telecommunications Inc. and Liberty Media. Also contributing to performance were investments in several financial stocks, which benefited from the sharp decline in interest rates and the pickup in merger activity.

Early in 1998, however, the Fund's defensive strategy detracted from performance, as the stock market shrugged off the fears resulting from the Asian crisis. Realizing that the Asian crisis would be less of a factor over the short-term, the Fund stepped up its investment in less defensive stocks such as Zions Bancorp, Ford and several REITs. This strategy helped performance toward the end of the period.

                                   Unaudited
                                About Your Fund

                     CHASE VISTA SELECT EQUITY INCOME FUND

OUTLOOK
With inflation benign and interest rates low, the outlook for the stock market appears to be good. However, we believe the Asian crisis continues to pose a threat to global economic growth and, in turn, corporate profitability. Given this scenario, we believe interest-rate sensitive stocks, such as banks, financial services, bonds, utilities and REITs offer the best prospects for continued growth. Additionally, with Europe experiencing strong economic growth, the Fund expects to maintain its exposure to multinational companies with meaningful business on the continent.

--------------------------------- [PIE CHART] ----------------------------------

                        CHASE VISTA SELECT EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        98.6%
                            Cash                1.4%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                        CHASE VISTA SELECT BALANCED FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98


                    Basic Industry                     9.9%
                    Capital Goods                      5.0%
                    Consumer Cyclicals                 9.2%
                    Energy                             9.9%
                    Financial                         33.1%
                    Health Care                        8.4%
                    Technology                        11.2%
                    Utilities                          2.5%
                    REITs                             10.8%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                     CHASE VISTA SELECT EQUITY INCOME FUND

--------------------------------------------------------------------------------

                         TOP 10 HOLDINGS AS OF 4/30/98

              Deutsche Bank AG (Germany)*                    10.42%
              Columbia/HCA Healthcare Corp.                   2.23%
              Allstate Corp.                                  2.10%
              Zions Bancorporation                            1.97%
              K-Mart Financing Inc.                           1.90%
              British Petroleum PLC, ADR (United Kingdom)     1.85%
              Equity Residential Properties Trust             1.80%
              Precision Castparts Corp.                       1.80%
              American Express Co.                            1.72%
              Sundstrand Corp.                                1.70%

Top 10 holdings comprised 27.49% of Fund's market value of investments. Fund holdings are subject to change at any time. *A non-equity security holding.

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                     One Year                      32.10%
                     Five Years                    18.79%
                     Ten Years                     16.14%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Equity Income Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                     CHASE VISTA SELECT EQUITY INCOME FUND

---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                     CHASE VISTA SELECT EQUITY INCOME FUND+
                             AND ITS KEY BENCHMARKS


                         Chase Vista
                            Select                        Lipper
                        Equity Income    S&P 500      Equity Income
                             Fund         Index         Funds Avg.

               4/88         10000         10000          10000
               4/89         14249         12288          11968
               4/90         14403         13582          12526
               4/91         16883         15970          13904
               4/92         19290         18205          16124
               4/93         22403         19885          18243
               4/94         23305         20944          19229
               4/95         25866         24592          21298
               4/96         33009         32012          26683
               4/97         40139         40048          31384
               4/30/98      53025         56489          42167

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Equity Income Fund, Standard & Poor's 500 Index and the Lipper Equity Income Funds Average for the ten years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Equity Income Funds Average represents the average performance of a universe of 221 actively managed equity income mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Equity Income Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Equity Income Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares       Issuer                                    Value
----------------------------------------------------------------------
Long-Term Investments -- 90.9%
----------------------------------------------------------------------
            Common Stock -- 84.2%
            ---------------------
            Aerospace -- 4.8%
   300,000   General Dynamics Corp.                    $12,675,000
   300,000   Precision Castparts Corp.                  18,637,500
   254,500   Sundstrand Corp.                           17,576,406
                                                       -----------
                                                        48,888,906
                                                       -----------
            Agricultural Production/Services -- 0.6%
   100,000   Case Corp.                                  6,356,250
                                                       -----------
            Automotive -- 4.0%
   340,000   Chrysler Corp.                             13,663,750
   250,000   Ford Motor Co.                             11,453,125
   304,000   Lear Corp.*                                16,283,000
                                                       -----------
                                                        41,399,875
                                                       -----------
            Banking -- 9.1%
   115,000   BankAmerica Corp.                           9,775,000
   200,000   BB&T Corporation                           13,450,000
   150,000   Cullen/Frost Bankers, Inc.                  8,775,000
   130,000   First Union Corp.                           7,848,750
   160,000   National City Corp.                        11,080,000
   180,000   Southtrust Corp.                            7,683,750
   110,000   U.S. Bancorp                               13,970,000
   400,000   Zions Bancorporation                       20,450,000
                                                       -----------
                                                        93,032,500
                                                       -----------
            Business Services -- 1.0%
   284,200   GTECH Holdings Corp.                       10,195,675
                                                       -----------
            Chemicals -- 1.7%
   160,000   Crompton & Knowles Corporation              4,790,000
   107,000   Dow Chemical Co.                           10,345,563
   100,000   Engelhard Corporation                       2,112,500
                                                       -----------
                                                        17,248,063
                                                       -----------
            Computer Software --1.1%
   198,750   Computer Associates International          11,639,297
                                                       -----------
            Computers/Computer Hardware -- 2.5%
   300,000   Bay Networks, Inc.*                         7,031,250
   220,000   Quantum Corp.*                              5,170,000
   175,000   Sun Microsystems, Inc.*                     7,207,813


                       See notes to financial statements.

Chase Vista Select Equity Income Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                     Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
  200,000    Symantec Corp.*                            $5,800,000
                                                        ----------
                                                        25,209,063
                                                        ----------
            Consumer Products -- 1.0%
  375,000    RJR Nabisco Holdings Corp.                 10,429,688
                                                        ----------
            Entertainment/Leisure -- 1.0%
  141,438    Carnival Corp., Class A                     9,838,781
                                                        ----------
            Financial Services --  4.3%
  175,000    American Express Co.                       17,850,000
  152,417    Associates First Capital Corp.             11,393,171
  300,000    Federal Home Loan Mortgage Corp.           13,893,750
   16,000    Waddell & Reed Financial, Inc.*               396,000
                                                        ----------
                                                        43,532,921
                                                        ----------
            Health Care/Health Care Services -- 4.1%
  700,500    Columbia/HCA Healthcare Corp.              23,072,719
  263,000    Foundation Health Systems, Inc.*            7,610,563
  300,000    Tenet Healthcare Corp.*                    11,231,250
                                                        ----------
                                                        41,914,532
                                                        ----------
            Insurance -- 6.5%
  226,351    Allstate Corp.                             21,786,284
   35,900    CMAC Investment Corp.                       2,317,794
  150,000    Exel Ltd. (Bermuda)                        11,203,125
   50,000    Loews Corp.                                 5,003,125
  110,000    Mercury General Corp.                       7,122,500
  850,000    Reliance Group Holdings, Inc.              14,715,625
   75,000    Travelers, Inc.                             4,589,063
                                                        ----------
                                                        66,737,516
                                                        ----------
            Machinery & Engineering Equipment -- 1.1%
  270,000    McDermott International, Inc.              11,171,250
                                                        ----------
            Metals/Mining -- 1.3%
  120,000    Reynolds Metals Company                     7,920,000
  100,000    RIO Tinto PLC (United Kingdom)              5,825,000
                                                        ----------
                                                        13,745,000
                                                        ----------
            Oil & Gas -- 10.0%
  155,000    Baker Hughes Inc.                           6,277,500
  203,437    British Petroleum PLC, ADR
             (United Kingdom)                           19,224,797

                         See notes to financial statements.

Chase Vista Select Equity Income Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                 Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
  195,000    Elf Aquitaine SA, ADR (France)         $12,662,813
  160,000    ENI SPA, ADR (Italy)*                   10,580,000
  500,000    Enterprise Oil PLC ADR
             (United Kingdom)                        13,937,500
  200,000    Exxon Corp.                             14,587,500
  250,000    Halliburton Company                     13,750,000
  200,000    Royal Dutch Petroleum Co., New
             York Registered Shares
             (Netherlands)                           11,312,500
                                                    -----------
                                                    102,332,610
                                                    -----------
            Packaging -- 1.2%
  150,000    Ball Corp.                               5,793,750
  150,000    Owens-Illinois, Inc.*                    5,934,375
                                                    -----------
                                                     11,728,125
                                                    -----------
            Paper/Forest Products -- 1.2%
  150,000    Weyerhaeuser Co.                         8,643,750
   95,000    Willamette Industries, Inc.              3,687,188
                                                    -----------
                                                     12,330,938
                                                    -----------
            Pharmaceuticals -- 4.2%
  175,000    American Home Products Corp.            16,296,875
  250,000    Pharmacia & Upjohn, Inc.                10,515,625
  200,000    Schering-Plough Corp.                   16,025,000
                                                    -----------
                                                     42,837,500
                                                    -----------
            Printing & Publishing -- 0.5%
  150,000    Dun & Bradstreet Corp.                   5,325,000
                                                    -----------
            Real Estate Investment Trust -- 10.9%
  205,000    Arden Realty Group, Inc.                 5,752,813
  250,000    Beacon Capital Partners#*                5,000,000
  234,000    Boston Properties, Inc.*                 7,736,625
  408,300    Brandywine Realty Trust                  9,288,825
   50,000    CarrAmerica Realty Corporation           1,462,500
  456,000    Duke Realty Investments, Inc.           10,858,500
  480,000    Equity Office Properties Trust          13,650,000
  380,000    Equity Residential Properties Trust     18,667,500
  183,500    Essex Property Trust, Inc.               6,055,500
  160,500    Healthcare Realty Trust, Inc.            4,514,063
  339,000    Public Storage, Inc.                    10,424,250

                       See notes to financial statements.

Chase Vista Select Equity Income Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                   Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
   98,400    Security Capital Pacific Trust           $ 2,201,700
  200,000    Spieker Properties, Inc.                   7,925,000
  160,000    Starwood Lodging Trust                     8,030,000
                                                      -----------
                                                      111,567,276
                                                      -----------
            Retailing -- 2.1%
  369,132    Kroger Co.*                               15,457,403
  190,000    The Limited, Inc.                          6,376,875
                                                      -----------
                                                       21,834,278
                                                      -----------
            Telecommunications -- 7.4%
  200,000    AT&T Corp.                                12,012,500
  150,000    Bell Atlantic Corp.                       14,034,375
  215,000    BellSouth Corp.                           13,800,313
  300,000    SBC Communications, Inc.                  12,431,250
  100,000    Telecomunicacoes Brasileiros SA,
             ADR (Brazil)                              12,181,250
  250,000    WorldCom, Inc.                            10,695,313
                                                      -----------
                                                       75,155,001
                                                      -----------
            Utilities -- 2.6%
  180,000    FPL Group Inc.                            11,171,250
  253,000    GPU, Inc.                                 10,025,125
  150,000    LG&E Energy Corporation                    3,975,000
   45,000    PacifiCorp                                 1,046,250
                                                      -----------
                                                       26,217,625
                                                      -----------
            Total Common Stock                        860,667,670
                                                      -----------
            (Cost $699,831,430)
            Convertible Preferred Stock -- 4.4%
            -----------------------------------
            Construction Machinery -- 0.5%
  230,000    Ingersoll-Rand Co., 6.75%                  5,635,000
                                                      -----------
            Financial Services -- 3.2%
  300,000    K-Mart Financing Inc., 7.75%,
             06/15/16                                  19,725,000
  200,000    Tosco Financing Trust, 5.75%, 12/15/26    12,430,000
                                                      -----------
                                                       32,155,000
                                                      -----------

                         See notes to financial statements.

Chase Vista Select Equity Income Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares               Issuer                                    Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
                    Telecommunications -- 0.7%
     40,000          Viacom International (TCI Pacific),
                     5.0%, 7/31/06                             $    7,300,000
                                                               --------------
                    Total Convertible Preferred Stock              45,090,000
                                                               --------------
                    (Cost $38,692,125)
      Principal
        Amount
       (USD)
                    Convertible Corporate Notes & Bonds -- 2.3%
                    -------------------------------------------
                    Computers/Computer Hardware -- 0.9%
$ 6,000,000          Solectron Corp. 6.00%, 3/1/06#                 8,705,100
                                                               --------------
                    Health Care/Health Care Services -- 0.2%
  2,000,000          Assisted Living Concepts, 6%, 11/1/02          2,088,880
                                                               --------------
                    Retailing -- 1.2%
  8,000,000          Federated Department Stores 5%,
                     10/1/03                                       11,940,000
                                                               --------------
                    Total Convertible Corporate Notes & Bonds
                    (Cost $17,446,967)                             22,733,980
                                                               --------------
                    Warrants -- 0.0%
                    ----------------
                    Real Estate Investment Trust -- 0.0%
     60,838          Security Capital Group, Ser. B,
                     09/18/98*                                        171,099
                                                               --------------
--------------------------------------------------------------------------------
                    Total Long-Term Investments                   928,662,749
                    (Cost $755,970,522)
--------------------------------------------------------------------------------
Short-Term Investments -- 10.6%
--------------------------------------------------------------------------------
                    Time Deposits -- 10.6%
                    ----------------------
108,000,000          Deutsche Bank AG (Germany)                   108,000,000
                                                               --------------
                    (Cost $108,000,000)
                    Total Investments -- 101.5%                $1,036,662,749
                    (Cost $863,970,522)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Capital growth

Primary investments:       Large cap common stocks
Suggested investment
time frame:                Long-term

Market benchmark:          S&P 500 Index

Lipper funds category:     Growth Funds Average

Inception date:            1/1/97

Newspaper symbol:          LgCapEq

As of April 30, 1998
Net assets:                $190.5 million

PERFORMANCE

Chase Vista Select Large Cap Equity Fund had a total return of 20.00% for the six-month period ended April 30, 1998, beating the Lipper Growth Funds Average which returned 17.32%.

STRATEGY

Solid corporate earnings and superior sector selection helped the Fund record good investment results during the period.

As the Asian crisis weighed heavily on the market in November, the Fund enjoyed good relative performance due to its overweighting in defensive stocks. These are stocks of companies whose investment fortunes are typically not tied to the economic cycle. Some of the Fund's best performing defensive stocks included food companies, media companies and utilities. The Fund used the market pullback as an opportunity to purchase technology and capital goods companies selling at attractive valuations.

The defensive strategy that helped bolster the Fund's value in November and December hindered performance early in 1998, as the stock market registered solid investment results due largely to waning concerns over Asia's economic woes. The Fund, however, benefited from its exposure to technology stocks, which rebounded strongly in January and again before the period ended.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND

Also, contributing to performance were financial stocks, which enjoyed solid returns due to strong corporate earnings and increased merger activity.

OUTLOOK

Although the economic problems in Asia have not spilled over into the domestic equity market since the end of 1997, they continue to be a source of concern to global economic growth. That said, we expect to keep the Fund positioned heavily in defensive stocks and in interest-rate sensitive companies with relatively attractive valuations.

--------------------------------- [PIE CHART] ----------------------------------

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        99.6%
                            Cash                0.4%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98


                    Basic Industry                     8.5%
                    Capital Goods                     11.6%
                    Consumer Cyclicals                13.5%
                    Consumer Staples                   6.9%
                    Energy                             9.5%
                    Financial                         15.8%
                    Health Care                       10.2%
                    Technology                        13.8%
                    Utilities                          3.0%
                    REITs                              2.5%
                    Other                              4.7%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

                   EMC Corp.                            2.68%
                   Computer Associates International    2.07%
                   Xerox Corp.                          1.79%
                   Allstate Corp.                       1.67%
                   Dow Chemical Co.                     1.63%
                   HEALTHSOUTH Corp.                    1.59%
                   Kroger Co.                           1.54%
                   Philip Morris Companies, Inc.        1.50%
                   Mobil Corp.                          1.50%
                   Unilever NV, ADR                     1.47%

Top 10 holdings comprised 17.44% of Fund's market value of investments. Fund holdings are subject to change at any time.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                      One Year                      41.26%
                      Five Years                    20.22%
                      Ten Years                     16.85%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Large Cap Equity Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP EQUITY FUND

---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                    CHASE VISTA SELECT LARGE CAP EQUITY FUND+
                             AND ITS KEY BENCHMARKS

                          Chase Vista
                             Select                      Lipper
                           Large Cap      S&P 500     Growth Funds
                          Equity Fund      Index          Avg.

             4/88            10000         10000         10000
             4/89            12323         12288         11912
             4/90            13517         13582         12834
             4/91            15974         15970         15088
             4/92            17980         18205         17289
             4/93            19307         19885         18931
             4/94            20339         20944         20543
             4/95            22621         24592         22749
             4/96            28847         32012         29604
             4/97            34336         40048         33219
             4/30/98         48476         56489         46266

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select Large Cap Equity Fund, the Standard & Poor's 500 Index and the Lipper Growth Funds Average for the ten years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Growth Funds Average represents the average performance of a universe of 1006 actively managed growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Large Cap Equity Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares      Issuer                                    Value
--------------------------------------------------------------------
Long-Term Investments -- 98.6%
--------------------------------------------------------------------
           Common Stock -- 98.6%
           ---------------------
           Aerospace -- 1.3%
   22,000   General Dynamics Corp.                    $  929,500
   16,500   United Technologies, Corp.                 1,624,219
                                                      ----------
                                                       2,553,719
                                                      ----------
           Agricultural Production/Services -- 1.7%
   32,000   Case Corp.                                 2,034,000
   20,000   Deere & Co.                                1,168,750
                                                      ----------
                                                       3,202,750
                                                      ----------
           Automotive -- 1.5%
   34,500   Ford Motor Co.                             1,580,531
   19,000   General Motors                             1,280,125
                                                      ----------
                                                       2,860,656
                                                      ----------
           Banking -- 5.9%
   18,000   BankAmerica Corp.                          1,530,000
   27,000   Comerica, Inc.                             1,807,313
   31,000   National City Corp.                        2,146,750
   26,000   NationsBank Corp.                          1,969,500
   44,400   Norwest Corp.                              1,762,125
   16,000   U.S. Bancorp                               2,032,000
                                                      ----------
                                                      11,247,688
                                                      ----------
           Broadcasting -- 2.0%
   66,000   Comast Corp., Special Class A              2,363,625
   44,534   Tele-Communications, TCI Group,
            Class A*                                   1,436,222
                                                      ----------
                                                       3,799,847
                                                      ----------
           Chemicals -- 2.1%
   32,000   Dow Chemical Co.                           3,094,000
   30,000   Morton International, Inc.                   960,000
                                                      ----------
                                                       4,054,000
                                                      ----------
           Computer Software -- 2.1%
   67,200   Computer Associates International          3,935,400
                                                      ----------
           Computers/Computer Hardware -- 8.4%
   32,000   Analog Devices, Inc.*                      1,246,000
   43,000   Bay Networks, Inc.*                        1,007,813
   40,500   Compaq Computer Corp.*                     1,136,531

                         See notes to financial statements.

Chase Vista Select Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
   15,700    Dell Computer Corp.*                      $1,267,775
  110,600    EMC Corp.*                                 5,101,425
   31,700    Gateway 2000 Inc.*                         1,860,394
   41,500    Quantum Corp.*                               975,250
   12,900    Storage Technology Corp.*                  1,089,244
   55,500    Sun Microsystems, Inc.*                    2,285,906
                                                       ----------
                                                       15,970,338
                                                       ----------
            Consumer Products -- 2.3%
   17,500    Colgate-Palmolive Co.                      1,569,531
   76,500    Philip Morris Companies, Inc.              2,854,406
                                                       ----------
                                                        4,423,937
                                                       ----------
            Diversified -- 2.0%
   90,000    Canadian Pacific, Ltd.                     2,649,375
   20,000    Tyco International Ltd.                    1,090,000
                                                       ----------
                                                        3,739,375
                                                       ----------
            Electronics/Electrical Equipment -- 2.0%
   13,500    Intel Corp.                                1,090,969
   16,400    Linear Technology Corp.                    1,320,200
   22,000    Texas Instruments                          1,409,375
                                                       ----------
                                                        3,820,544
                                                       ----------
            Entertainment/Leisure -- 3.2%
   28,000    Carnival Corp., Class A                    1,947,750
   27,000    Time Warner, Inc.                          2,119,500
   35,000    Viacom, Inc. Class B*                      2,030,000
                                                       ----------
                                                        6,097,250
                                                       ----------
            Financial Services -- 4.9%
   12,000    American Express Co.                       1,224,000
   34,159    Associates First Capital Corp.             2,553,385
    8,800    Beneficial Corporation                     1,147,300
   33,000    Morgan Stanley, Dean Witter,
             Discover and Co.                           2,602,875
   50,932    Tele-Communications TCI Ventures
             Group, Class A*                              830,828
   16,000    Travelers, Inc.                              979,000
                                                       ----------
                                                        9,337,388
                                                       ----------
            Food/Beverage Products -- 4.6%
   65,500    PepsiCo., Inc.                             2,599,531

                       See notes to financial statements.

Chase Vista Select Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
   35,000    Quaker Oats Co.                           $1,820,000
   14,000    Ralston-Ralston Purina Group               1,484,000
   37,500    Unilever NV, ADR                           2,798,438
                                                       ----------
                                                        8,701,969
                                                       ----------
            Health Care/Health Care Services -- 5.2%
   62,500    Columbia/HCA Healthcare Corp.              2,058,594
   15,000    Guidant Corp.                              1,003,125
  100,000    HEALTHSOUTH Corp.*                         3,018,750
   54,900    Tenet Healthcare Corp.*                    2,055,319
   25,500    United Healthcare Corp.                    1,791,375
                                                       ----------
                                                        9,927,163
                                                       ----------
            Insurance -- 3.8%
   43,500    ACE, Ltd.#                                 1,647,563
   33,000    Allstate Corp.                             3,176,250
   16,500    Equitable Companies, Inc.                  1,012,688
   22,200    MGIC Investment Corp.                      1,398,600
                                                       ----------
                                                        7,235,101
                                                       ----------
            Manufacturing -- 3.4%
   20,000    Honeywell, Inc.                            1,862,500
   34,000    Ingersoll-Rand Co.                         1,566,125
   28,000    Johnson Controls                           1,662,500
   29,500    Parker Hannifin Corp.                      1,316,438
                                                       ----------
                                                        6,407,563
                                                       ----------
            Media/Advertising -- 0.8%
   33,000    Omnicom Group, Inc.                        1,563,375
                                                       ----------
            Office/Business Equipment -- 1.8%
   30,000    Xerox Corp.                                3,405,000
                                                       ----------
            Oil & Gas -- 9.5%
   35,000    Apached Corp.                              1,238,125
   23,000    Baker Hughes Inc.                            931,500
   12,500    British Petroleum PLC, ADR
             (United Kingdom)                           1,181,250
   36,000    Coastal Corp.                              2,571,750
   42,000    Dresser Industries, Inc.                   2,220,750
   36,000    Mobil Corp.                                2,844,000
   13,000    Schlumberger, Ltd.                         1,077,375
   37,300    Texaco, Inc.                               2,293,950

                         See notes to financial statements.

Chase Vista Select Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares      Issuer                                  Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
   29,000   Tosco Corp.                             $1,033,125
   44,200   USX-Marathon Group                       1,582,913
   34,000   Williams Companies, Inc.                 1,075,250
                                                    ----------
                                                    18,049,988
                                                    ----------
           Packaging -- 0.9%
   43,000   Owens-Illinois, Inc.*                    1,701,188
                                                    ----------
           Paper/Forest Products -- 1.5%
   19,000   Fort James Corporation                     942,875
   52,000   Willamette Industries, Inc.              2,018,250
                                                    ----------
                                                     2,961,125
                                                    ----------
           Pharmaceuticals -- 4.9%
   15,000   Bristol-Myers Squibb Co.                 1,588,125
   16,000   Pfizer, Inc.                             1,821,000
   57,000   Pharmacia & Upjohn, Inc.                 2,397,563
   25,000   Schering-Plough Corp.                    2,003,125
   26,000   SmithKline Beecham PLC, ADR              1,548,625
                                                    ----------
                                                     9,358,438
                                                    ----------
           Printing & Publishing -- 1.9%
   29,000   Dun & Bradstreet Corp.                   1,029,500
   35,500   New York Times Company, Class A          2,518,281
                                                    ----------
                                                     3,547,781
                                                    ----------
           Real Estate Investment Trust -- 2.5%
   32,344   Equity Office Properties Trust             919,783
   20,000   Equity Residential Properties Trust        982,500
   44,000   Public Storage, Inc.                     1,353,000
   47,000   Security Capital Group Inc., Class B*    1,421,750
                                                    ----------
                                                     4,677,033
                                                    ----------
           Retailing -- 7.8%
   40,000   American Stores Co.                        960,000
   37,000   Costco Companies, Inc.*                  2,067,375
   22,000   CVS Corp.                                1,622,500
   23,000   Dayton-Hudson Corp.                      2,008,188
   45,000   Federated Department Stores*             2,213,438
   70,000   Kroger Co.*                              2,931,250
   58,000   Safeway, Inc.*                           2,218,500
   25,000   TJX Companies, Inc.                      1,106,250
                                                    ----------
                                                    15,127,501
                                                    ----------

                       See notes to financial statements.

Chase Vista Select Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares              Issuer                           Value
------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------
                   Telecommunications -- 6.8%
     28,000         Airtouch Communications, Inc.*   $  1,487,500
      7,000         AT&T Corp.                            420,438
     26,000         Bell Atlantic Corp.                 2,432,625
     43,000         BellSouth Corp.                     2,760,063
     28,000         GTE Corp.                           1,636,250
     22,000         Sprint Corp.                        1,502,875
     62,000         WorldCom, Inc.*                     2,652,438
                                                     ------------
                                                       12,892,189
                                                     ------------
                   Toys & Games -- 0.8%
     38,000         Mattel, Inc.                        1,455,875
                                                     ------------
                   Utilities -- 3.0%
     46,000         CMS Energy Corp.                    2,009,625
     45,000         FPL Group Inc.                      2,792,805
     23,000         GPU, Inc.                             911,375
                                                     ------------
                                                        5,713,805
=================================================================
                   Total Long-Term Investments        187,767,986
                   (Cost $129,910,528)
=================================================================
     Principal
      Amount
       (USD)        Issuer                                  Value
------------------------------------------------------------------------
Short-Term Investments -- 1.2%
------------------------------------------------------------------------
                   Time Deposits -- 1.2%
                   ---------------------
 $2,235,000         Deutsche Bank AG (Germany)          2,235,000
                   (Cost $2,235,000)
========================================================================
                   Total Investments 99.8%           $190,002,986
                   (Cost $132,145,528)
========================================================================

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Capital growth

Primary investments:       Large cap common stocks

Suggested investment
time frame:                Long-term

Market benchmark:          S&P 500 Index

Lipper funds category:     Growth Funds Average

Inception date:            1/1/97

Newspaper symbol:          LgCapGr

As of April 30, 1998
Net assets:                $650.0 million

PERFORMANCE

Chase Vista Select Large Cap Growth Fund had a total return of 25.28% for the six-month period ended April 30, 1998, beating the Lipper Growth Funds Average which returned 17.32%.

STRATEGY

A flight to quality among investors due to the Asian crisis coupled with consistent earnings growth and expanding profit margins among large-cap stocks contributed favorably to the Fund's performance.

Early in the period, the turmoil in Asia had a significant impact on global markets as investors feared a dramatic slowdown in global economic growth. The Fund benefited from this scenario because many investors did what they have historically done during periods of uncertainty; they turned to the types of stocks in which the Fund invests: stocks of high-quality, large-capitalization companies that are leaders in their respective industry.

Specifically, the Fund enjoyed strong performance from health care stocks, most notably Pfizer and Warner Lambert. The Fund realized good performance from standard-setting technology stocks, such as Microsoft, Intel, Dell and EMC, a data storage company. Capital goods stocks, such as Tyco International, also contributed favorably to the Fund's performance.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND

OUTLOOK

While the Asian crisis has not been a significant threat to the global economy in recent months, it remains a concern among investors. That said, we believe our emphasis on high-quality, large-cap companies with consistent earnings growth and strong market share in their respective industries will be among the better performers in the months ahead. We expect to use any market downturn to add to existing positions of attractively priced stocks and establish new positions in companies whose fundamentals meet our strict criteria for long-term investment.

--------------------------------- [PIE CHART] ----------------------------------

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        99.5%
                            Cash                0.5%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98

                    Basic Industry                     2.0%
                    Capital Goods                      8.6%
                    Consumer Cyclicals                 8.9%
                    Consumer Staples                   7.8%
                    Energy                             4.8%
                    Financial                         14.9%
                    Health Care                       14.0%
                    Technology                        26.6%
                    Transportation                     1.3%
                    Other                             11.1%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

                      Dell Computer Corp.             4.29%
                      Pfizer Inc.                     4.25%
                      Warner Lambert Co.              3.57%
                      Tyco International Ltd.         3.56%
                      Illinois Tool Works, Inc.       3.25%
                      EMC Corp.                       2.84%
                      General Electric Co.            2.62%
                      Procter & Gamble Co.            2.53%
                      Honeywell Inc.                  2.47%
                      American International Group    2.28%

Top 10 holdings comprised 31.66% of Fund's market value of investments. Fund holdings are subject to change at any time.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                      One Year                      50.47%
                      Five Years                    21.32%
                      Ten Years                     16.93%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Large Cap Growth Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT LARGE CAP GROWTH FUND

---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                    CHASE VISTA SELECT LARGE CAP GROWTH FUND+
                             AND ITS KEY BENCHMARKS

                        Chase Vista
                           Select                          Lipper
                         Large Cap        S&P 500       Growth Funds
                        Growth Fund        Index            Avg.

          4/88             10000           10000          10000
          4/89             12095           12288          11912
          4/90             13528           13582          12834
          4/91             15457           15970          15088
          4/92             17376           18205          17289
          4/93             18954           19885          18931
          4/94             19623           20944          20543
          4/95             23209           24592          22749
          4/96             29129           32012          29604
          4/97             33129           40048          33219
          4/30/98          49851           56489          46266

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results.

Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select Large Cap Growth Fund, the Standard & Poor's 500 Index and the Lipper Growth Funds Average for the ten years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Growth Funds Average represents the average performance of a universe of 1006 actively managed growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Large Cap Growth Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Large Cap Growth Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares       Issuer                                  Value
-------------------------------------------------------------------
Long-Term Investments -- 99.7%
-------------------------------------------------------------------
            Common Stock -- 99.7%
            ---------------------
            Airlines -- 0.6%
   25,000    AMR Corp.*                              $3,809,375
                                                     ----------
            Appliances & Household Durables -- 2.5%
  172,500    Honeywell, Inc.                         16,064,063
                                                     ----------
            Banking -- 5.0%
  160,000    Banc Once Corp.                          9,410,000
   40,000    Citicorp                                 6,020,000
  100,000    First Virginia Banks, Inc.               5,587,500
   25,000    Mellon Bank Corp.                        1,800,000
  200,000    Norwest Corp.                            7,937,500
    5,000    Wells Fargo & Co.                        1,842,500
                                                     ----------
                                                     32,597,500
                                                     ----------
            Business Services -- 1.8%
  100,000    Automatic Data Processing, Inc.          6,693,750
   62,500    Avery Dennison Corp.                     3,273,438
   75,000    Cendant Corp.*                           1,879,688
                                                     ----------
                                                     11,846,876
                                                     ----------
            Chemicals -- 1.4%
   72,500    Air Products and Chemicals, Inc.         6,302,969
   75,000    Morton International, Inc.               2,400,000
                                                     ----------
                                                      8,702,969
                                                     ----------
            Computer Software -- 6.0%
  175,000    Cisco Systems, Inc.*                    12,818,750
  175,000    Computer Associates International       10,248,438
  175,000    First Data Corp.                         5,928,125
  110,000    Microsoft Corp.*                         9,913,750
                                                     ----------
                                                     38,909,063
                                                     ----------
            Computers/Computer Hardware -- 12.6%
  145,000    3Com Corp.*                              4,966,250
  260,000    Compaq Computer Corp.*                   7,296,250
  345,000    Dell Computer Corp.*                    27,858,750
  400,000    EMC Corp.*                              18,450,000
   25,000    Gateway 2000 Inc.*                       1,467,188
  100,000    Hewlett-Packard Co.                      7,531,250
  125,000    International Business Machines Corp.   14,484,375
                                                     ----------
                                                     82,054,063
                                                     ----------

                       See notes to financial statements.

Chase Vista Select Large Cap Growth Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Consumer Products -- 4.9%
   22,500    Gillette Co.                              $2,597,344
  192,500    Philip Morris Companies, Inc.              7,182,656
  200,000    Procter & Gamble Co.                      16,437,500
   15,000    Ralston-Ralston Purina Group               1,590,000
  100,000    Service Corp. International                4,125,000
                                                       ----------
                                                       31,932,500
                                                       ----------
            Diversified -- 7.0%
  117,500    Corning Inc.                               4,700,000
   77,500    Crane Co.                                  4,170,469
  150,000    Dover Corp.                                5,925,000
  112,500    Federal Signal Corp.                       2,411,719
  100,000    National Service Industries, Inc.          5,412,500
  425,000    Tyco International Ltd.                   23,162,500
                                                       ----------
                                                       45,782,188
                                                       ----------
            Electronics/Electrical Equipment -- 6.8%
   25,000    2Applied Materials, Inc.*                    903,125
  200,000    General Electric Co.                      17,025,000
   55,000    Grainger (W.W.), Inc.                      5,991,563
  100,000    Intel Corp.                                8,081,250
  118,000    Molex Inc., Class A                        3,171,250
  118,000    Molex, Inc.                                3,377,750
  100,000    Motorola, Inc.                             5,562,500
                                                       ----------
                                                       44,112,438
                                                       ----------
            Entertainment/Leisure -- 1.9%
  175,000    Carnival Corp., Class A                   12,173,438
                                                       ----------
            Financial Services -- 3.8%
   55,000    American Express Co.                       5,610,000
  150,000    Charles Schwab Corp.                       5,250,000
   10,000    Donaldson Lufkin & Jenrette*                 948,125
   75,000    Federal Home Loan Mortgage Corp.           3,473,438
   50,000    Franklin Resources, Inc.                   2,675,000
   37,500    Lehman Brothers Holding, Inc.              2,664,844
   12,500    Merrill Lynch & Co.                        1,096,875
   25,000    Morgan Stanley, Dean Witter,
             Discover and Co.                           1,971,875
   25,000    Paine Webber Group, Inc.                   1,120,313
                                                       ----------
                                                       24,810,470
                                                       ----------

                         See notes to financial statements.

Chase Vista Select Large Cap Growth Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                          Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
            Food/Beverage Products -- 2.9%
   55,000    Bestfoods                       $3,018,125
   12,500    Coca-Cola Co.                      948,438
  175,000    PepsiCo., Inc.                   6,945,313
   85,000    Safeway, Inc.*                   3,251,250
  200,000    Sysco Corp.                      4,762,500
                                             ----------
                                             18,925,626
                                             ----------
            Health Care/Health Care Services -- 0.5%
   35,000    Columbia/HCA Healthcare Corp.    1,152,813
   65,000    HEALTHSOUTH Corp.*               1,962,188
                                             ----------
                                              3,115,001
                                             ----------
            Insurance -- 5.7%
   25,000    ACE, Ltd.#                         946,875
   25,000    Allstate Corp.                   2,406,250
  112,500    American International Group    14,800,781
   40,000    General Re Corp.                 8,942,500
  100,000    MGIC Investment Corp.            6,300,000
   57,500    SunAmerica, Inc.                 2,871,406
   15,000    Travelers, Inc.                    917,813
                                             ----------
                                             37,185,625
                                             ----------
            Machinery & Engineering Equipment -- 1.2%
  150,000    Dresser Industries, Inc.         7,931,250
                                             ----------
            Manufacturing -- 3.3%
  300,000    Illinois Tool Works, Inc.       21,150,000
                                             ----------
            Multi-Media -- 4.0%
  200,000    Gannett Co., Inc.               13,587,500
  100,000    The Walt Disney Co.             12,431,250
                                             ----------
                                             26,018,750
                                             ----------
            Oil & Gas -- 4.8%
    5,000    Atlantic Richfield Co. (ARCO)      390,000
   10,000    British Petroleum PLC, ADR
             (United Kingdom)                   945,000
   35,000    Enron Corp.                      1,721,563
  100,000    Exxon Corp.                      7,293,750
   60,000    Halliburton Company              3,300,000
  120,000    Mobil Corp.                      9,480,000

                       See notes to financial statements.

Chase Vista Select Large Cap Growth Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                            Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
   25,000    Royal Dutch Petroleum Co., New
             York Registered Shares
             (Netherlands)                     $  1,414,063
   50,000    Tidewater, Inc.                      1,981,250
  150,000    Williams Companies, Inc.             4,743,750
                                               ------------
                                                 31,269,376
                                               ------------
            Pharmaceuticals -- 13.6%
  150,000    Abbot Laboratories                  10,968,750
   65,000    Bristol-Myers Squibb Co.             6,881,875
  150,000    Johnson & Johnson                   10,706,250
   72,500    Merck & Company, Inc.                8,736,250
  242,500    Pfizer, Inc.                        27,599,531
  122,500    Warner-Lambert Co.                  23,175,461
                                               ------------
                                                 88,068,117
                                               ------------
            Printing & Publishing -- 1.5%
  150,000    Tribune Co.                          9,900,000
                                               ------------
            Retailing -- 5.2%
   60,000    Dayton-Hudson Corp.                  5,238,750
  150,000    Home Depot, Inc.                    10,443,750
  100,000    May Department Stores                6,168,750
  350,000    Walgreen Co.                        12,075,000
                                               ------------
                                                 33,926,250
                                               ------------
            Shipping/Transportation -- 0.7%
   45,000    Burlington Northern Santa Fe         4,455,000
                                               ------------
            Telecommunications -- 2.0%
  230,000    Airtouch Communications, Inc.       12,218,750
   10,000    Lucent Technologies, Inc.              761,250
                                               ------------
                                                 12,980,000
===========================================================
            Total Long-Term Investments        $647,719,938
            (Cost $319,663,516)
===========================================================

                       See notes to financial statements.

Chase Vista Select Large Cap Growth Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

  Principal
  Amount
  (USD)        Issuer                       Value
------------------------------------------------------------
Short-Term Investments -- 0.3%
------------------------------------------------------------
              Time Deposits -- 0.3%
              ---------------------
$ 2,094,000    Deutsche Bank AG (Germany)   $  2,094,000
              (Cost $2,094,000)
============================================================
              Total Investments 100.0%      $649,813,938
              (Cost $321,757,516)
============================================================

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                               CHASE VISTA SELECT
                         NEW GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Capital growth

Primary investments:       Small- to mid-cap common stocks

Suggested investment
time frame:                Long-term

Market benchmark:          Russell 2000 Index

Lipper funds category:     Mid Cap Growth Funds Average

Inception date:            1/1/97

Newspaper symbol:          NewGrOp

As of April 30, 1998
Net assets:                $139.8 million

PERFORMANCE

Chase Vista Select New Growth Opportunities Fund had a total return of 21.27% for the six-month period ended April 30, 1998, beating the Lipper Mid Cap Growth Funds Average which returned 14.40%.

STRATEGY

The Fund's strong investments results were mainly due to superior stock selection and a generally favorable environment for equities.

Like virtually all equity portfolios, the Fund came under pressure early in the period due to the impact of the Asian crisis. However, the management team used that opportunity to purchase shares in what it believed were fundamentally strong growth companies at attractive prices. Many of these stocks were in the technology, telecommunications and health care sectors. This strategy proved rewarding later in the period, as many of these stocks rebounded along with the overall market.

Some of the better performing stocks included Ventana Medical Systems and Arterial Vascular Engineering in the health care sector, Qwest Communications and Nextlink in the telecommunications sector and CBT Group and Sterling Software in the technology sector. Other notables included Linens N Things (retail) and Outdoor Systems (advertising).

                                   Unaudited
                                About Your Fund

                               CHASE VISTA SELECT
                         NEW GROWTH OPPORTUNITIES FUND

OUTLOOK

Despite the stock market's strong performance in recent years, we are still finding good values in the small and medium cap arena. While the economic problems in Asia continue to be a source of concern to us, we believe any meaningful correction will create additional buying opportunities at attractive prices.

--------------------------------- [PIE CHART] ----------------------------------

                CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        100%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                    CHASE VISTA NEW GROWTH OPPORTUNITIES FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98

                    Basic Industry                     2.9%
                    Capital Goods                      2.8%
                    Consumer Cyclicals                16.3%
                    Consumer Staples                   8.4%
                    Energy                             3.7%
                    Financial                         16.7%
                    Health Care                       14.5%
                    Technology                        22.5%
                    Transportation                     0.5%
                    Other                             11.7%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                               CHASE VISTA SELECT
                         NEW GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

                      Deutsche Bank AG (Germany)*      5.61%
                      Newpark Resources Inc.           2.06%
                      Chancelor Media Corp.            2.03%
                      Waters Corp.                     1.91%
                      Noble Drilling Corp.             1.87%
                      Safeway, Inc.                    1.63%
                      Uniphase Corp.                   1.55%
                      MRV Communications Inc.          1.53%
                      Outdoor Systems, Inc.            1.53%
                      Saville Systems (Ireland) PLC    1.42%

Top 10 holdings comprised 21.14% of Fund's market value of investments. Fund holdings are subject to change at any time. *A non-equity security holding.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                    One Year                            51.45%
                    Five Years                          16.01%
                    Since Inception (4/30/89)           14.61%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select New Growth Opportunities Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                               CHASE VISTA SELECT
                         NEW GROWTH OPPORTUNITIES FUND


---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND+
                             AND ITS KEY BENCHMARKS

                        Chase Vista
                           Select                          Lipper
                         New Growth       Russell        Mid Cap
                       Opportunities        2000       Growth Funds
                            Fund           Index           Avg.

          4/89              10000          10000          10000
          4/90               9741           9778          10821
          4/91              11646          10775          13173
          4/92              13809          12612          15476
          4/93              16247          14601          17283
          4/94              18514          16757          19661
          4/95              19909          17969          21652
          4/96              24416          23901          29370
          4/97              22552          23916          29590
          4/30/98           34155          34056          42192

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select New Growth Opportunities Fund, the Russell 2000 Index and the Lipper Mid Cap Growth Funds Average from 5/31/89 to 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Russell 2000 index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in the index.

The Lipper Mid-Cap Growth Funds Average represents the average performance of a universe of 315 actively managed mid-cap growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select New Growth Opportunities Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.

Chase Vista Select New Growth Opportunities Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares      Issuer                                   Value
-------------------------------------------------------------------
Long-Term Investments -- 94.7%
-------------------------------------------------------------------
           Common Stock -- 94.7%
           ---------------------
           Advertising -- 2.2%
   40,000   Getty Images, Inc.*                      $  915,000
   67,625   Outdoor Systems, Inc.                     2,147,094
                                                     ----------
                                                      3,062,094
                                                     ----------
           Apparel -- 1.1%
   25,000   Tommy Hilfiger Corp.*                     1,525,000
                                                     ----------
           Automotive -- 0.6%
   15,000   Tower Automotive, Inc.*                     799,688
                                                     ----------
           Banking -- 5.4%
   15,000   Bank United Corp., Class A                  776,250
   25,000   Cullen/Frost Bankers, Inc.                1,462,500
   40,000   North Fork Bancorporation, Inc.           1,485,000
   34,200   Peoples Heritage Financial Group, Inc.    1,650,150
   30,000   Southwest Bancorp of Texas*               1,200,000
   20,000   Zions Bancorporation                      1,022,500
                                                     ----------
                                                      7,596,400
                                                     ----------
           Biotechnology -- 1.2%
   45,000   BioReliance Corp.*                          697,500
   40,000   Pharmaceutical Product
            Development, Inc.*                        1,002,500
                                                     ----------
                                                      1,700,000
                                                     ----------
           Broadcasting -- 1.9%
   10,100   Clear Channel Communications, Inc.*         951,925
   40,000   Heftel Broadcasting Corp.*                1,755,000
                                                     ----------
                                                      2,706,925
                                                     ----------
           Business Services -- 8.2%
   20,000   Abacus Direct Corp.*                      1,137,500
   45,000   Apollo Group, Inc., Class A*              1,541,250
   25,000   Interim Services, Inc.*                     815,625
   42,500   Maximus, Inc.*                            1,338,750
   25,000   Paychex, Inc.                             1,357,813
   60,000   PMT Services, Inc.*                       1,170,000
   30,000   Robert Half International, Inc.*          1,623,750
   35,000   Snyder Communications, Inc.*              1,487,500
   30,000   United Rentals, Inc.*                     1,033,125
                                                     ----------
                                                     11,505,313
                                                     ----------

                         See notes to financial statements.

Chase Vista Select New Growth Opportunities Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Computer Software -- 11.8%
   40,000    American Management Systems, Inc.*        $1,157,500
   35,000    AXENT Technologies, Inc.*                    918,750
   20,000    CBT Group PLC, ADR*                        1,017,500
   26,250    CSG Systems International, Inc.*           1,194,375
   20,000    E*TRADE Group, Inc.*                         498,750
   20,000    J.D. Edwards*                                712,500
   37,500    Gartner Group, Inc., Class A               1,242,188
   15,000    Hyperion Software Corp.*                     650,625
   55,000    Memco Software Ltd. (Israel)*              1,650,000
   32,500    New Era of Networks, Inc.*                   861,250
   20,000    SCM Microsystems, Inc.*                    1,365,000
   39,815    Sterling Commerce, Inc.*                   1,694,626
   65,000    Sterling Software, Inc.                    1,718,438
   60,000    TSI International Software Ltd.*           1,320,000
   15,000    Wind River Systems*                          519,375
                                                       ----------
                                                       16,520,877
                                                       ----------
            Computers/Computer Hardware -- 1.4%
   40,000    Saville Systems (Ireland) PLC              1,995,000
                                                       ----------
            Construction Materials -- 0.9%
   50,000    Wilmar Industries, Inc.*                   1,193,750
                                                       ----------
            Consumer Products -- 4.5%
   12,500    Danaher Corp.                                898,438
   50,000    Equity Corp.*                              1,240,625
   60,000    Furniture Brands International, Inc.*      1,762,500
   22,500    Jones Apparel Group, Inc.*                 1,345,781
   23,750    Pacific Sunwear of California*             1,047,969
                                                       ----------
                                                        6,295,313
                                                       ----------
            Electronics/Electrical Equipment -- 7.5%
   14,000    Lernout & Hauspie Speech Products
             N.V.*                                        892,500
   20,000    Linear Technology Corp.                    1,610,000
   80,000    MRV Communications Inc.*                   2,150,000
  130,000    Pericm Semiconductor Corp.*                1,186,250
   25,000    Rambus Inc.*                               1,123,438
   40,000    Uniphase Corp.                             2,170,000
   30,000    Xilinx, Inc.*                              1,372,500
                                                       ----------
                                                       10,504,688
                                                       ----------

                       See notes to financial statements.

Chase Vista Select New Growth Opportunities Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                 Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
            Entertainment/Leisure -- 1.7%
   20,000    Anchor Gaming*                         $1,685,000
   17,500    Family Golf Centers, Inc.*                737,188
                                                    ----------
                                                     2,422,188
                                                    ----------
            Environmental Services -- 4.3%
   64,000    Allied Waste Industries, Inc.*          1,760,000
  120,000    Newpark Resources, Inc.                 2,887,500
   27,000    U.S.A. Waste Services, Inc.*            1,324,688
                                                    ----------
                                                     5,972,188
                                                    ----------
            Financial Services -- 1.8%
   25,000    Finova Group, Inc.                      1,464,063
   21,500    Healthcare Financial Partners, Inc.*    1,083,063
                                                    ----------
                                                     2,547,126
                                                    ----------
            Food/Beverage Products -- 2.9%
   40,000    Keebler Foods, Corp.*                   1,140,000
   59,750    Safeway, Inc.*                          2,285,438
   10,000    Suiza Foods Corp.*                        592,500
                                                    ----------
                                                     4,017,938
                                                    ----------
            Health Care/Health Care Services -- 10.9%
   30,000    Alternative Living Services, Inc.*      1,050,000
   30,000    Arterial Vascular Engineering, Inc.     1,061,250
   55,366    Concentra Managed Care, Inc.*           1,723,267
   40,000    Cytyc Corp.*                              580,000
   57,500    ESC Medical Systems Ltd. (Israel)*      1,868,750
   30,000    Henry Schein, Inc.*                     1,170,000
   25,000    IMPATH, Inc.*                             931,250
   30,000    Omnicare, Inc.                          1,027,500
   16,000    Pediatrix Medical Group, Inc.*            675,000
   40,000    Perclose, Inc.*                         1,215,000
   30,000    PSS World Medical, Inc.*                  673,125
   25,000    Universal Health Services, Inc.,
             Class B*                                1,439,063
   65,000    Ventana Medical Systems, Inc.*          1,779,375
                                                    ----------
                                                    15,193,580
                                                    ----------
            Industrial Manufacturing -- 1.9%
   50,000    Waters Corp.*                           2,675,000
                                                    ----------

                         See notes to financial statements.

Chase Vista Select New Growth Opportunities Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares      Issuer                                Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
           Insurance -- 3.8%
   12,000   CMAC Investment Corp.                 $ 774,750
   20,000   Mercury General Corp.                 1,295,000
   40,000   Nationwide Financial Services, Inc.,
            Class A                               1,735,000
   40,000   Penn-America Group, Inc.                825,000
   20,000   Triad Guaranty, Inc.*                   710,000
                                                  ---------
                                                  5,339,750
                                                  ---------
           Machinery & Engineering Equipment -- 1.8%
   20,000   Cooper Cameron Corporation*           1,328,750
   40,000   Rental Service Corp.*                 1,162,500
                                                  ---------
                                                  2,491,250
                                                  ---------
           Multi-media -- 2.9%
   60,000   Chancelor Media Corp.                 2,846,250
   50,500   Macrovision Corp.*                    1,237,250
                                                  ---------
                                                  4,083,500
                                                  ---------
           Oil & Gas -- 3.7%
   60,000   Global Industries Ltd.*               1,361,250
   81,291   Noble Drilling Corp.*                 2,626,715
   70,000   UTI Energy Corp.*                     1,216,250
                                                  ---------
                                                  5,204,215
                                                  ---------
           Pharmaceuticals -- 2.4%
   45,000   Dura Pharmaceuticals, Inc.*           1,192,500
   25,000   Parexel International Corp.*            837,500
   35,000   PathoGenesis Corporation*             1,386,875
                                                  ---------
                                                  3,416,875
                                                  ---------
           Restaurants/Food Services -- 1.1%
   35,000   Papa John's International, Inc.*      1,461,250
                                                  ---------
           Retailing -- 4.7%
   11,900   99 Cents Only Stores*                   453,688
   46,000   Borders Group, Inc.*                  1,477,750
   28,500   Fred Meyer, Inc.*                     1,278,938
   15,000   Goody's Family Clothing, Inc.*          742,500
   15,000   Linens 'N Things, Inc.*                 903,750
   15,000   Stage Stores, Inc.*                     771,563
   20,000   Starbucks Corp.*                        962,500
                                                  ---------
                                                  6,590,689
                                                  ---------

                       See notes to financial statements.

Chase Vista Select New Growth Opportunities Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares              Issuer                              Value
-----------------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------------
                   Shipping/Transportation -- 0.5%
     27,700         Hub Group, Inc., Class A*           $    730,580
                                                        ------------
                   Telecommunications -- 2.8%
     20,000         Corsair Communications, Inc.*            370,000
     40,000         NEXTLINK Communications, Inc.,
                    Class A*                               1,200,000
     40,000         PairGain Technologies, Inc.*             737,500
     40,000         Qwest Communications
                    International Inc.                     1,542,500
                                                        ------------
                                                           3,850,000
                                                        ------------
                   Waste Management -- 0.6%
     20,000         American Disposal Services, Inc.*        801,875
                                                        ------------
                   Wholesaling -- 0.2%
      6,500         JLK Direct Distribution Inc.*            212,875
=======================================================================
                   Total Long-Term Investments           132,415,927
                   (Cost $84,809,087)
=======================================================================
Short-Term Investments -- 5.5%
-----------------------------------------------------------------------
     Principal
      Amount
       (USD)
                   Time Deposits -- 5.5%
                   ---------------------
 $7,876,000         Deutsche Bank AG (Germany)             7,876,000
                   (Cost $7,876,000)
=======================================================================
                   Total Investments 100.3%             $140,291,927
                   (Cost $92,685,087)
=======================================================================

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Capital growth

Primary investments:       Small cap common stocks

Suggested investment
time frame:                Long-term

Market benchmark:          Russell 2000 Index

Lipper funds category:     Small Company Growth Funds Average

Inception date:            1/1/97

Newspaper symbol:          SmCpVal

As of April 30, 1998
Net assets:                $528.2 million

PERFORMANCE

Chase Vista Select Small Cap Value Fund had a total return of 10.44% for the six-month period ended April 30, 1998. This compares to 11.07% for the Lipper Small Company Growth Funds Average.

STRATEGY

Although 1997 was a good year for value investing, growth dominated during the start of 1998. The Fund's overweighting in consumer cyclicals helped performance. Sector allocation yielded mixed results as underweightings in energy and technology hindered performance initially but helped as 1998 unfolded. A number of large positions such as Lydall, a low multiple play on the semiconductor industry, and M.A. Hanna, a plastic and rubber compounder, treaded water in the period.

During the period, two of the Fund's holdings were acquired; Applied Graphics bought Devon Group and Applied Power purchased Zero Corp.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT SMALL CAP VALUE FUND

OUTLOOK

Looking ahead, we expect the unresolved economic problems in southeast Asia to continue to create volatility in the U.S. financial markets. However, since the Fund focuses on undervalued stocks and has been emphasizing companies whose growth is more dependent on internal dynamic than prevailing economic conditions, we believe the Fund has the potential to outperform in an uncertain market environment.

--------------------------------- [PIE CHART] ----------------------------------

                     CHASE VISTA SELECT SMALL CAP VALUE FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        99.9%
                            Cash                0.1%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                     CHASE VISTA SELECT SMALL CAP VALUE FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98


                    Basic Industry                     3.0%
                    Capital Goods                     25.9%
                    Consumer Cyclicals                18.1%
                    Consumer Staples                  10.6%
                    Financial                         21.9%
                    Health Care                        3.0%
                    Technology                         6.2%
                    Transportation                     1.7%
                    Other                              9.6%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

                     Deutsche Bank AG (Germany)*     9.72%
                     Concord EFS Inc.                3.47%
                     Carlisle Companies Inc.         3.31%
                     NFO Worldwide                   3.18%
                     Teleflex Inc.                   3.05%
                     Devon Group Inc.                2.75%
                     Interface, Inc. (Class A)       2.74%
                     HCC Insurance Holdings Inc.     2.43%
                     Richfood Holdings Inc.          2.43%
                     WorldCom, Inc.                  2.32%

Top 10 holdings comprised 35.40% of Fund's market value of investments. Fund holdings are subject to change at any time. *A non-equity security holding.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                       One Year                      36.89%
                       Five Years                    16.78%
                       Ten Years                     15.75%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Small Cap Value Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                    CHASE VISTA SELECT SMALL CAP VALUE FUND

---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                    CHASE VISTA SELECT SMALL CAP VALUE FUND+
                             AND ITS KEY BENCHMARKS

                          Chase Vista                       Lipper
                             Select                       Small Co.
                           Small Cap      Russell 2000   Growth Funds
                           Value Fund        Index           Avg.

                 4/88         10000          10000          10000
                 4/89         13338          11538          11799
                 4/90         13297          11283          12374
                 4/91         15192          12432          14342
                 4/92         18642          14553          17100
                 4/93         23064          16848          19574
                 4/94         26297          19336          22475
                 4/95         29280          20733          24634
                 4/96         36802          27579          34798
                 4/97         36611          27596          33574
                 4/30/98      50117          39296          48949

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select Small Cap Value Fund, the Russell 2000 Index and the Lipper Small Company Growth Funds Average for the ten years ended 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Russell 2000 Index tracks the shares of 2,000 small capitalization companies. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Small Company Growth Funds Average represents the average performance of a universe of 603 actively managed small company stock mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Small Cap Value Fund includes performance of a predecessor account for the period dating back to 4/30/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.

Chase Vista Select Small Cap Value Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- 90.3%
---------------------------------------------------------------------
            Common Stock -- 90.3%
            ---------------------
            Agricultural Production/Services -- 0.8%
  268,400    Sylvan, Inc.*                             $4,059,550
                                                       ----------
            Apparel -- 0.5%
  357,000    Worldtex, Inc.*                            2,722,125
                                                       ----------
            Appliances & Household Durables -- 1.0%
  181,750    Watsco, Inc.                               5,316,188
                                                       ----------
            Automotive -- 2.2%
  195,600    Amcast Industrial Corp.                    4,217,625
  142,187    Donnelly Corp.                             2,843,740
  131,700    Edelbrock Corp.*                           2,238,900
  290,000    TBC Corp.*                                 2,573,750
                                                       ----------
                                                       11,874,015
                                                       ----------
            Banking -- 2.8%
  100,125    First Virginia Banks, Inc.                 5,594,484
  136,935    Summit Bancorp.                            6,863,867
  108,000    Trustmark Corp.                            2,490,750
                                                       ----------
                                                       14,949,101
                                                       ----------
            Broadcasting -- 0.5%
  171,939    Century Communications Corp.,
             Class A*                                   2,665,055
                                                       ----------
            Business Services -- 11.2%
  143,437    Cendant Corp.*                             3,594,890
  581,187    Concord EFS, Inc.*                        18,307,391
  250,000    Information Resources, Inc.*               4,671,875
   91,000    IntelliQuest Information Group, Inc.*        989,625
  801,400    NFO Worldwide, Inc.*                      16,779,313
  305,750    Unifirst Corp.                             8,255,250
  258,100    Unitog Co.                                 6,387,975
                                                       ----------
                                                       58,986,319
                                                       ----------
            Chemicals -- 4.5%
  340,000    Airgas, Inc.*                              5,270,000
  477,650    Hanna (M.A.) Co.                          10,956,097
  135,600    Minerals Technologies Inc.                 7,381,725
                                                       ----------
                                                       23,607,822
                                                       ----------


                       See notes to financial statements.

Chase Vista Select Small Cap Value Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Computer Software -- 0.1%
   74,800    Comptek Research, Inc.*                   $  682,550
                                                       ----------
            Construction Materials -- 6.0%
  344,400    Carlisle Companies, Inc.                  17,478,300
  340,900    Interface, Inc. Class A*                  14,466,944
                                                       ----------
                                                       31,945,244
                                                       ----------
            Consumer Products -- 4.2%
    5,000    Chromcraft Revington, Inc.*                  193,750
  165,600    CSS Industries, Inc.*                      5,485,500
  203,195    Department 56 Inc.*                        7,302,320
  150,000    Oil-Dri Corp. of America                   2,390,625
   65,400    Oneida Ltd.                                1,957,913
   33,800    The Scotts Co., Class A*                   1,233,700
  105,000    Stanhome, Inc.                             3,517,500
                                                       ----------
                                                       22,081,308
                                                       ----------
            Distribution -- 2.1%
  237,300    Applied Industrial Technology, Inc.        6,021,488
  140,000    Daisytek International Corp.*              3,395,000
   60,000    Lawson Products, Inc.                      1,515,000
                                                       ----------
                                                       10,931,488
                                                       ----------
            Diversified -- 4.8%
   40,812    Corning Inc.                               1,632,480
  310,296    Myers Industries, Inc.                     7,718,613
  378,900    Teleflex, Inc.                            16,103,250
                                                       ----------
                                                       25,454,343
                                                       ----------
            Electronics/Electrical Equipment -- 6.0%
  125,000    Adaptec, Inc.*                             2,960,938
  502,200    Computer Products, Inc.*                  11,048,400
   72,950    Harmon Industries, Inc.                    1,787,275
  267,400    LSI Industries, Inc.                       6,083,350
  275,000    Medar, Inc.*                                 618,750
  281,416    Vishay Intertechnology, Inc.*              5,153,431
  309,100    X-Rite, Inc.                               3,998,981
                                                       ----------
                                                       31,651,125
                                                       ----------
            Entertainment/Leisure -- 0.1%
   53,500    Johnson Worldwide Associates, Inc.,
             Class A*                                     815,875
                                                       ----------

                         See notes to financial statements.

Chase Vista Select Small Cap Value Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
            Environmental Services -- 2.2%
  481,300    Lydall, Inc.*                         $8,934,131
  176,625    Met-Pro Corp.                          2,649,375
                                                   ----------
                                                   11,583,506
                                                   ----------
            Financial Services -- 1.8%
  564,600    Cash America International, Inc.       9,598,200
                                                   ----------
            Food/Beverage Products -- 5.4%
  120,000    Dreyer's Grand Ice Cream, Inc.         3,030,000
  195,000    J & J Snack foods Corp.*               3,802,500
  467,100    Richfood Holdings, Inc.               12,816,056
  298,000    Sbarro, Inc.                           8,791,000
                                                   ----------
                                                   28,439,556
                                                   ----------
            Health Care/Health Care Services -- 3.0%
   65,000    Beckman Coulter Inc. (Germany)         3,619,688
   20,203    Covance, Inc.*                           433,102
   97,318    Morrison Health Care, Inc.*            1,995,019
   93,242    Pharmaceutical Product
             Development, Inc.*                     2,336,878
   10,101    Quest Diagnostics Inc.*                  194,444
  189,000    ResMed, Inc.*                          7,477,313
                                                   ----------
                                                   16,056,444
                                                   ----------
            Insurance -- 7.0%
   67,800    Arthur J. Gallagher & Co.              2,974,725
  590,050    HCC Insurance Holdings, Inc.          12,833,588
  249,150    Poe & Brown, Inc.                      9,810,281
  290,100    Trenwick Group, Inc.                  11,168,850
                                                   ----------
                                                   36,787,444
                                                   ----------
            Leasing -- 0.6%
  150,000    McGraft Rentcorp                       2,962,500
                                                   ----------
            Machinery & Engineering Equipment -- 0.1%
   11,000    Columbus McKinnon Corporation            310,750
                                                   ----------
            Manufacturing --  6.8%
  194,500    Albany International Corp., Class A    5,543,250
  491,018    Essef Corp.*                           8,776,947
  194,600    Flowserve Corp.                        5,813,675
   54,810    Halter Marine Group, Inc.*               993,431
  250,000    Stimsonite Corp.*                      1,703,125

                       See notes to financial statements.

Chase Vista Select Small Cap Value Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                             Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
  105,000    Trinity Industries, Inc.           $ 5,355,000
   50,000    United Industrial Corp.                643,750
  227,900    Zero Corp.                           7,022,169
                                                -----------
                                                 35,851,347
                                                -----------
            Packaging -- 1.9%
  391,000    Shorewood Packaging Corp.*          10,141,563
                                                -----------
            Paper/Forest Products -- 1.2%
  286,368    Wausau-Mosinee Paper Corp.           6,067,422
                                                -----------
            Printing & Publishing -- 5.5%
  304,600    Banta Corp.                          9,747,200
   84,000    Bowne & Co., Inc.                    3,470,250
  244,950    Devon Group, Inc.*                  14,543,906
  100,000    Golden Books Family
             Entertainment, Inc.*                 1,131,250
                                                -----------
                                                 28,892,606
                                                -----------
            Restaurants/Food Services -- 1.0%
   72,989    Morrison Restaurants Inc.*             360,383
  145,978    Ruby Tuesday, Inc.                   4,890,263
                                                -----------
                                                  5,250,646
                                                -----------
            Retailing -- 3.0%
  300,000    Cato Corp., Class A                  4,275,000
  227,825    Heilig-Meyers Co.                    3,203,789
   97,800    Tractor Supply Co.*                  2,518,350
  240,000    Viking Office Products, Inc.*        5,805,000
                                                -----------
                                                 15,802,139
                                                -----------
            Shipping/Transportation -- 1.7%
  210,200    M.S. Carriers, Inc.*                 7,146,800
   82,500    Swift Transportation Co., Inc.*      1,887,188
                                                -----------
                                                  9,033,988
                                                -----------
            Telecommunications -- 2.3%
  286,696    WorldCom, Inc.*                     12,265,208
===========================================================
            Total Long-Term Investments         476,785,427
            (Cost $232,912,710)
===========================================================

                       See notes to financial statements.

Chase Vista Select Small Cap Value Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

  Principal
  Amount
  (USD)        Issuer                       Value
-----------------------------------------------------------
Short-Term Investments -- 9.7%
-----------------------------------------------------------
              Time Deposits -- 9.7%
              ---------------------
$51,360,000    Deutsche Bank AG (Germany)   $ 51,360,000
              (Cost $51,360,000)
===========================================================
              Total Investments 100.0%      $528,145,427
              (Cost $284,272,710)
===========================================================

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                  CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                 Capital growth and income

Primary investments:       Common stocks, preferred stocks, convertible and
                           warrants of established companies outside the U.S.

Suggested investment
time frame:                Long-term

Market benchmark:          MSCI EAFE Index

Lipper funds category:     International Equity Funds Average

Inception date:            1/1/97

Newspaper symbol:          Intl Eq

As of April 30, 1998
Net assets:                $267.4 million

PERFORMANCE

Chase Vista Select International Equity Fund had a total return of 20.15% for the six-month period ended April 30, 1998, beating the Lipper International Funds Average, which returned 16.23% for the period.

STRATEGY

Overall, the Fund benefited from its overweighting in Europe, and its underweighting in Japan.

The period began with all major markets negatively affected by the crisis in southeast Asia. The spillover effect, however, was short-lived, as European markets bounced back strongly by year-end and well into 1998. Europe benefited from improving economic conditions, ongoing corporate restructurings and the convergence of interest rates among countries that will join the European Monetary Union beginning in January, 1999. The Japanese market rallied in January in anticipation of a new economic stimulus package. However, that package proved uninspiring, leading the market to give back all of those gains and then some by the end of the period.

The Fund enjoyed strong performance from companies in a variety of sectors across Europe, most notably finance, telecommunications and health care. To a lesser degree, the Fund benefited from several Latin American holdings. Select Japanese stocks performed well, but Japanese equities, on balance, barely contributed to the Fund's returns. Due to the problems along the Pacific Rim, stocks in southeast Asia proved to be a drag on performance.

                                   Unaudited
                                About Your Fund

                  CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

OUTLOOK

Our outlook for Europe is favorable. In our opinion, though multiples are getting stretched, growth remains strong and inflation appears to be under control. For now, we remain cautious on Japan, however, we believe that the Japanese market may rally in early summer if the government does address the problems of the banking system prior to the July elections. We remain cautious on southeast Asia, however, as more countries take steps to improve their economies in accordance with the International Monetary Fund, our stance could change. We are neutral on Latin America, and we expect to view any meaningful downturn in Latin America as a prospective buying opportunity.

--------------------------------- [PIE CHART] ----------------------------------

                        CHASE VISTA SELECT BALANCED FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                            Investments        98.1%
                            Cash                1.9%

--------------------------------------------------------------------------------

--------------------------------- [PIE CHART] ----------------------------------

                        CHASE VISTA SELECT BALANCED FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 4/30/98

                    Brazil                             4.3%
                    Finland                            3.1%
                    France                            11.2%
                    Germany                           12.3%
                    Hong Kong                          2.6%
                    Ireland                            2.9%
                    Italy                              6.0%
                    Japan                             10.4%
                    Mexico                             1.9%
                    Netherlands                        5.2%
                    Poland                             2.0%
                    Portugal                           1.7%
                    Spain                              3.9%
                    Sweden                             2.2%
                    Switzerland                        5.3%
                    United Kingdom                    22.8%
                    Other                              2.2%

--------------------------------------------------------------------------------

                                   Unaudited
                                About Your Fund

                  CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

                  National Westminster Bank PLC           3.33%
                  Telecomunicacoes Brasileiros SA, AD  R  3.25%
                  Banque Nationale deParis                2.85%
                  Nokia Oyj                               2.71%
                  Allianz AG Holding                      2.52%
                  Bayerische Vereinsbank AG               2.52%
                  Glaxo Welcome PLC                       2.36%
                  Shell Transport & Trading PLC           2.34%
                  UBS-Union Bank of Switzerland           2.02%
                  Unilever PLC                            1.98%

Top 10 holdings comprised 25.88% of Fund's market value of investments. Fund holdings are subject to change at any time.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                  One Year                             22.47%
                  Five Years                            N/A
                  Since Inception (5/31/93)             9.32%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select International Equity Fund includes performance of a predecessor account for the period dating back to 5/31/93 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                  CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

---------------------------------- [LINE CHART] --------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                  CHASE VISTA SELECT INTERNATIONAL EQUITY FUND+
                             AND ITS KEY BENCHMARKS

                            Chase Vista                      Lipper
                               Select          MSCI      International
                           International       EAFE          Equity
                            Equity Fund       Index        Funds Avg.

                 5/93           10000         10000         10000
                 4/94           10605         11448         11877
                 4/95           10222         12122         11757
                 4/96           12245         13544         13655
                 4/97           12646         13461         14394
                 4/30/98        15438         16050         17325

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select International Equity Fund, the MSCI EAFE Index and the Lipper International Funds Average from 5/31/93 to 4/30/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The MSCI EAFE (Europe, Australia, Far East) Index is representative of the performance of the world's equity markets, excluding the U.S. and Canada. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper International Equity Funds Average represents the average performance of a universe of 538 actively managed international stock mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select International Equity Fund includes performance of a predecessor account for the period dating back to 5/31/93 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. or other nations.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited)

Shares       Issuer                                 Value
------------------------------------------------------------------
Long-Term Investments -- 99.8%
------------------------------------------------------------------
            Common Stock -- 98.2%
            --------------------
            Austria -- 0.7%
            Oil & Gas -- 0.7%
   15,840    Schoeller-Bleckmann Oilfield
             Equipment AG*                          $1,981,874
                                                    ----------
            Australia -- 0.2%
            Diversified -- 0.1%
  302,188    Futuris Corp. Ltd.                        303,411
            Insurance -- 0.0%
   23,000    QBE Insurance Group, Ltd.                 105,568
            Multi-Media -- 0.0%
   20,000    Publishing & Broadcasting Ltd.             95,580
            Oil & Gas -- 0.1%
  315,000    Energy Equity Corp. Ltd.*                 188,943
                                                    ----------
            Total Austrailia                           693,502
                                                    ----------
            Brazil -- 4.2%
            Telecommunications -- 3.2%
   71,000    Telecomunicacoes Brasileiros SA, ADR    8,648,688
            Utilities -- 1.0%
  121,000    Centrais Electricas Brasileiras SA
             Electrobras, ADR                        2,718,217
                                                    ----------
            Total Brazil                            11,366,905
                                                    ----------
            Finland -- 3.1%
            Food/Beverage Products -- 0.4%
    5,100    Raisio Group PLC                          936,109
            Telecommunications -- 2.7%
  107,600    Nokia Oyj                               7,228,520
                                                    ----------
            Total Finland                            8,164,629
                                                    ----------
            France -- 11.2%
            Automotive -- 1.5%
   12,700    Equipement et Composants pour
             l'Industries Automobile                 3,992,912
            Banking -- 3.8%
   90,100    Banque Nationale de Paris               7,590,977
   30,403    Credit Commercial de France             2,425,061
            Computer Software -- 1.0%
   20,872    Cap Gemini Sogeti SA                    2,708,819

                         See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
            Consumer Products -- 1.0%
   85,023    Moulinex*                             $2,524,794
            Diversified -- 1.6%
  112,600    Lagardere SCA                          4,303,593
            Entertainment/Leisure -- 0.4%
   43,600    Parc Asterix, SA*                      1,123,009
            Telecommunications -- 1.9%
   27,645    Alcatel Alsthom (Cie General El)       5,122,198
                                                   ----------
            Total France                           29,791,363
                                                   ----------
            Germany -- 12.3%
            Airlines -- 1.5%
  170,500    Deutsche Lufthansa AG                  4,057,042
            Automotive -- 2.3%
   69,750    Kolbenschmidt Pierburg AG              2,273,827
    5,000    Volkswagen AG                          3,981,617
            Banking -- 3.8%
   90,000    Bayerische Vereinsbank AG              6,720,546
   61,996    Dresdner Bank AG                       3,368,415
            Capital Goods -- 1.2%
    3,910    Mannesmann AG                          3,102,730
            Food/Beverage Products -- 1.0%
   90,270    Kamps AG*                              2,525,250
            Insurance -- 2.5%
   21,860    Allianz AG Holding                     6,724,291
                                                   ----------
            Total Germany                          32,753,718
                                                   ----------
            Hong Kong -- 2.5%
            Banking -- 0.2%
   20,235    HSBC Holdings PLC                        577,318
            Diversified -- 0.2%
   69,000    Citic Pacific Ltd.                       212,005
   69,000    Hutchison Whampoa                        426,682
            Financial Services -- 1.5%
  123,972    HSBC Holdings PLC                      3,911,396
            Real Estate -- 0.6%
   72,000    Cheung Kong Holdings, Ltd.               478,695
   25,000    Cheung Kong Infrastructure Holdings       63,419
  116,000    China Resources Enterprises Ltd.         199,172
  774,400    HKR International, Ltd.                  464,877

                       See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares      Issuer                                   Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
   77,000   New World Infrastructure Ltd.*           $  165,510
   51,000   Sun Hung Kai Properties, Ltd.               302,864
           Telecommunications -- 0.0%
   28,800   Hong Kong Telecommunications Ltd.            53,911
                                                     ----------
           Total Hong Kong                            6,855,849
                                                     ----------
           Ireland -- 2.9%
           Computer Software -- 0.4%
   34,000   IONA Technologies PLC, ADR*               1,058,250
           Construction Materials -- 1.5%
  287,146   CRH PLC                                   4,096,955
           Real Estate -- 1.0%
  333,699   Green Property PLC                        2,566,546
                                                     ----------
           Total Ireland                              7,721,751
                                                     ----------
           Italy -- 5.7%
           Automotive -- 0.4%
  376,000   Fiat SPA, (Preference Shares)               927,295
           Consumer Products -- 1.0%
  186,481   CSP International Industria Calze SPA*    2,536,297
           Insurance -- 1.3%
1,162,790   Istituto Nazionale delle Assicurazioni
            (Ordinary Shares)                         3,474,687
           Oil & Gas -- 0.8%
  381,818   Saipem SPA                                2,195,731
           Printing & Publishing -- 0.7%
  340,000   Poligrafici Editoriale SPA*                 994,893
1,200,000   Seat SPA*                                   903,411
           Telecommunications -- 1.5%
  575,872   Telecom Italia SPA                        4,306,162
                                                     ----------
           Total Italy                               15,338,476
                                                     ----------
           Japan -- 10.5%
           Automotive -- 0.4%
   29,000   Honda Motor Co. Ltd.                      1,053,508
           Banking -- 0.2%
   50,000   Bank of Tokyo-Mitsubishi                    620,222
           Computers/Computer Hardware -- 0.5%
  116,000   Fujitsu Ltd.                              1,356,391

                         See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                     Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
            Consumer Products -- 1.9%
  135,000    Citizen Watch Co.                          $  909,332
  115,000    KAO Corp.                                   1,692,840
   17,700    Sony Corp.                                  1,474,888
   23,700    Uni-Charm Corp.                               896,844
            Electronics/Electrical Equipment -- 2.6%
      400    Advantest Corporation                          26,943
   17,000    Futaba Corp.                                  681,904
   14,600    Keyence Corp.                               1,969,060
   26,300    Mabuchi Motor                               1,524,695
  100,000    Matsushita Electric Industrial Co., Ltd.    1,604,480
   95,000    Sumitomo Electric Industries                1,133,845
            Entertainment/Leisure -- 0.4%
   51,000    Shimano Inc.                                1,130,931
            Food/Beverage Products -- 0.6%
  124,000    Nippon Meat Packers, Inc.                   1,689,245
            Health Care/Health Care Services -- 0.3%
   31,000    Takeda Chemical Industries                    886,854
            Machinery & Engineering Equipment -- 0.3%
  163,000    Tokyo Kikai Seisakusho                        817,899
            Manufacturing -- 0.3%
   46,000    Komori Corp.                                  783,319
            Personal Services -- 0.6%
   26,000    Secom Co., Ltd.                             1,534,852
            Photographic Equipment -- 0.6%
   41,000    Fuji Photo Film                             1,461,515
            Printing & Publishing -- 0.5%
  121,000    Toppan Printing Co. Ltd.                    1,440,498
            Real Estate -- 0.2%
   70,000    Hankyu Realty                                 331,643
    5,000    Tachihi Enterprise Co. Ltd.                   118,444
            Retailing -- 0.3%
   19,500    Matsumotokiyoshi                              674,449
            Toys & Games -- 0.8%
   21,800    Nintendo Company Ltd.                       2,002,966
                                                        ----------
            Total Japan                                 27,817,567
                                                        ----------

                       See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Malaysia -- 0.1%
            Agricultural Production/Services -- 0.0%
   24,000    Malakoff Bhd                              $   62,888
            Conglomerate -- 0.0%
   74,000    Sime Darby Bhd                                65,294
            Construction -- 0.1%
  132,000    Sunway Building Technology Bhd                73,412
            Entertainment Leisure -- 0.0%
   19,000    Berjaya Sports Toto Bhd                       44,960
                                                       ----------
            Total Malaysia                                246,554
                                                       ----------
            Mexico 1.9%
            Diversified -- 0.8%
  404,041    ALFA, S.A. de C.V., Class A, ADR           2,194,032
            Financial Services -- 0.5%
  450,000    Grupo Financiero Banamex Accival,
             SA de CV (Banacci), Ser. B*                1,396,720
            Construction -- 0.6%
   56,200    Corporacion GEO, S.A. de C.V.,
             Ser. B, ADR*                               1,538,475
                                                       ----------
            Total Mexico                                5,129,227
                                                       ----------
            Netherlands -- 5.2%
            Business Services -- 2.3%
  107,570    Brunel International NV*                   3,513,769
   75,720    Koninklijke Ahrend Groep NV                2,623,293
            Retailing -- 2.9%
   76,738    Hunter Douglas NV                          3,740,975
   61,201    Vendex International NV                    3,925,560
                                                       ----------
            Total Netherlands                          13,803,597
                                                       ----------
            Philippines -- 0.2%
            Real Estate -- 0.1%
  559,680    Ayala Land, Inc.                             219,550
  596,500    SM Prime Holdings, Inc.                      106,969
            Utilities -- 0.1%
  105,300    Manila Electric Co., Class B                 298,983
                                                       ----------
            Total Philippines                             625,502
                                                       ----------

                         See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                 Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
            Poland -- 0.6%
            Banking -- 0.6%
   70,803    BIG Bank Gdanski SA, GDR               $1,600,148
                                                    ----------
            Portugal -- 1.7%
            Banking -- 1.1%
   85,041    Banco Comercial Portugues, SA           2,981,404
            Retailing -- 0.6%
   35,000    Jeronimo Martins & Filho, Sociedade
             Gestora de Part                         1,636,314
                                                    ----------
            Total Portugal                           4,617,718
                                                    ----------
            Singapore -- 0.0%
            Banking -- 0.0%
      500    Development Bank of Singapore Ltd.,
             A Shares                                    3,287
    6,000    Development Bank of Singapore, Ltd.
             (Foreign)                                  39,785
            Engineering Services -- 0.0%
  132,000    Singapore Technologies Engineering
              Ltd.*                                    113,370
                                                    ----------
            Total Singapore                            156,442
                                                    ----------
            Spain -- 3.9%
            Banking -- 1.2%
   43,000    Banco Bilbao Vcizcaya, SA               2,211,856
    9,100    Banco Pastor SA                         1,035,889
            Hotels/Other Lodging -- 0.8%
   42,900    Melia Inversiones Americanas, NV*       2,139,159
            Telecommunications -- 1.9%
  118,689    Telefonica de Espana                    4,952,675
                                                    ----------
            Total Spain                             10,339,579
                                                    ----------
            Sweden -- 2.3%
            Computer Software -- 0.6%
   66,018    Industri-Matematik International
             Corp.*                                  1,468,901
            Insurance -- 1.7%
   63,270    Skandia Forsakrings AB                  4,406,686
                                                    ----------
            Total Sweden                             5,875,587
                                                    ----------


                       See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                    Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Switzerland -- 5.3%
            Banking -- 2.0%
    3,348    UBS-Union Bank of Switzerland             $5,392,728
            Health Care/Health Care Services -- 1.8%
    2,890    Novartis AG (Registered)                   4,778,324
            Insurance -- 1.2%
    5,100    Zurich Versicherungs-Gesellschaft          3,107,724
            Photographic Equipment -- 0.3%
    2,463    Fotolabo SA                                  852,232
                                                       ----------
            Total Switzerland                          14,131,008
                                                       ----------
            Thailand -- 0.3%
            Banking -- 0.1%
   68,100    Thai Farmers Bank Public Company
             Limited (Foreign)                            155,833
            Oil & Gas -- 0.1%
   19,300    PTT Exploration and Production
             Public Co., Ltd. (Foreign)                   203,604
            Utilities -- 0.1%
   86,900    Electricity Generating Public Co. Ltd.
              (Foreign)                                   168,519
                                                       ----------
            Total Thailand                                527,956
                                                       ----------
            United Kingdom -- 22.8%
             Airlines -- 1.4%
  366,000    British Airways PLC                        3,812,461
            Aerospace -- 1.5%
  123,609    British Aerospace PLC                      4,129,351
            Banking -- 3.3%
  443,000    National Westminster Bank PLC              8,866,131
            Business Services -- 0.7%
  141,149    Delphi Group PLC                           1,748,768
            Construction -- 1.7%
  226,956    Berkeley Group PLC                         2,921,922
  155,152    Jarvis PLC*                                1,721,213
            Consumer Products -- 2.0%
  495,890    Unilever PLC                               5,281,546
            Diversified -- 1.7%
1,014,042    Cookson Group PLC                          4,552,359

                         See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares       Issuer                                 Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
            Entertainment/Leisure -- 0.8%
  124,926    Granada Group PLC                      $ 2,149,337
            Financial Services -- 1.1%
  243,145    Legal & General Group PLC                2,892,521
            Hotels/Other Lodging -- 0.7%
  661,048    Jarvis Hotels PLC*                       1,773,962
            Oil & Gas -- 3.1%
  338,031    British-Borneo Petro Syndia PLC          1,949,898
  837,893    Shell Transport & Trading PLC            6,234,259
            Pharmaceuticals -- 2.4%
  222,282    Glaxo Welcome PLC                        6,280,978
            Real Estate -- 0.8%
1,219,732    TBI PLC                                  2,049,589
            Telecommunications -- 1.6%
  151,650    Securicor PLC                            1,004,093
  306,688    Vodafone Group PLC                       3,376,672
                                                    -----------
            Total United Kingdom                     60,745,060
                                                    -----------
            Venezuela -- 0.6%
            Telecommunications -- 0.6%
   50,000    Compania Anonima Nacional
             Telefonos de Venezuela
             (CANTV), ADR                             1,675,000
                                                    -----------
            Total Common Stock                      261,959,012
                                                    -----------
            (Cost $229,943,345)
            Rights -- 0.0%
            --------------
            Spain -- 0.0%
            Telecommunications --
  118,689    Telefonica de Espana, Rights, Expires
             05/07/98*                                   91,888
                                                    -----------
            (Cost $0)
            Warrants -- 0.0%
            ----------------
            Hong Kong -- 0.0%
            Financial Services -- 0.0%
   74,000    Guangdong Investment, HKD, 8.00,
             Expires 07/30/99*                            2,866
                                                    -----------

                       See notes to financial statements.

Chase Vista Select International Equity Fund
Portfolio of Investments April 30, 1998 (Unaudited) (continued)

Shares               Issuer                             Value
-----------------------------------------------------------------------
                    Malaysia 0.0%
                    Construction -- 0.0%
     40,000          Sunway Building Technology, Bhd,
                     5.50% Expire 7/30/01               $      3,636
                                                        ------------
                    Total Warrants                             6,502
                                                        ------------
                    (Cost $0)
    Principal
      Amount
      (Local
    Currency)
-----------------------------------------------------------------------
                    Convertible Corporate Notes & Bonds -- 1.6%
                    -------------------------------------------
                    Germany -- 0.0%
                    Automotive -- 0.0%
     73,400          Daimler-Benz AG, 5.75%, 06/14/02         65,854
                                                        ------------
                    Italy -- 0.2%
                    Banking -- 0.2%
480,801,200          Banca Intesa SPA, 6.30%, 1/1/03         639,006
                                                        ------------
                    Malaysia -- 0.0%
                    Construction -- 0.0%
    100,000          Sunway Building Technology, Bhd.,
                     RULs, Redeemable, Unsecured,
                     Loan Stock) 3.0%, Expires
                     07/30/01                                    174
                                                        ------------
                    Poland -- 1.4%
                    Diversified -- 1.4%
  5,340,000          Elektrim SA, 2%, 5/30/04#             3,686,377
                                                        ------------
                    Total Convertible Corporate
                      Notes & Bonds                        4,391,411
                    (Cost $3,806,542)
=======================================================================
                    Total Investments -- 99.8%          $266,448,813
                    (Cost $233,749,887)
=======================================================================

Index
# -- Security may only be sold to qualified institutional buyers.
+ -- All or a portion of this security is pledged.
* -- Non income producing security.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                  Select             Select            Select
                                                Select            Equity           Large Cap         Large Cap
                                               Balanced           Income             Equity            Growth
                                                 Fund              Fund               Fund              Fund
                                           --------------- ------------------- ----------------- -----------------
ASSETS:
  Investment securities, at value
   (Note 1) ..............................  $185,422,376     $ 1,036,662,749     $ 190,002,986     $ 649,813,938
  Cash ...................................           449             854,325               417             1,813
  Foreign Currency
   (Cost $554,024)........................            --                  --                --                --
  Receivables:
   Investment securities sold ............            --          11,040,908           440,499         2,703,047
   Open forward currency
    contracts ............................            --                  --                --                --
   Interest and dividends ................       999,472           1,945,684           167,647           250,384
   Fund shares sold ......................            --             319,907           145,371            23,954
   Expense reimbursement from
    Distributor ..........................        11,200                  --            10,000            10,000
  Other assets ...........................        14,930              63,124            16,117            38,190
                                            ------------     ---------------     -------------     -------------
     Total Assets ........................   186,448,427       1,050,886,697       190,783,037       652,841,326
                                            ------------     ---------------     -------------     -------------
LIABILITIES:
  Payables:
   To custodian ..........................            --                  --                --                --
   Investment securities
    purchased ............................            --          26,945,403                --         2,417,444
   Trust shares redeemed .................       194,342             681,500            85,000           128,100
   Open forward currency
    contracts ............................            --                  --                --                --
   Dividends .............................       533,802           1,935,825           175,609           265,784
  Accrued liabilities: (Note 2) ..........        42,832             134,245            53,506            79,521
                                            ------------     ---------------     -------------     -------------
     Total Liabilities ...................       770,976          29,696,973           314,115         2,890,849
                                            ------------     ---------------     -------------     -------------
NET ASSETS:
  Paid in capital ........................   128,377,366         720,451,445       109,416,303       295,249,896
  Accumulated undistributed net
   investment income .....................       (61,729)             19,587             6,061            11,538
  Accumulated undistributed net
   realized gain on investment
   transactions ..........................       661,398         128,026,465        23,189,100        26,632,621
  Net unrealized appreciation of
   investments ...........................    56,700,416         172,692,227        57,857,458       328,056,422
                                            ------------     ---------------     -------------     -------------
Net Assets: ..............................  $185,677,451     $ 1,021,189,724     $ 190,468,922     $ 649,950,477
                                            ============     ===============     =============     =============
Shares of beneficial interest
 outstanding .............................     5,498,936          11,001,468           445,172         5,948,200
  Net asset value, redemption and
   offering price per share ..............  $      33.77     $         92.82     $      427.85     $      109.27
                                            ============     ===============     =============     =============
  Cost of Investments ....................  $128,721,960     $   863,970,522     $ 132,145,528     $ 321,757,516
                                            ============     ===============     =============     =============

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                        Select              Select              Select
                                                      New Growth          Small Cap         International
                                                    Opportunities           Value               Equity
                                                         Fund                Fund                Fund
                                                  -----------------   -----------------   -----------------
ASSETS:
  Investment securities, at value
   (Note 1) ...................................   $140,291,927        $528,145,427        $266,448,813
  Cash ........................................           582                  660                  --
  Foreign Currency (Cost $554,024).............            --                   --             554,997
  Receivables:
   Investment securities sold .................            --                   --           3,447,108
   Open forward currency contracts ............            --                   --               1,227
   Interest and dividends .....................        12,160              158,427           1,094,503
   Fund shares sold ...........................            --              481,741              40,000
   Expense reimbursement from
    Distributor ...............................            --               10,000                  --
  Other assets ................................        16,264               33,403              19,911
                                                  ------------        ------------        ------------
     Total Assets .............................   140,320,933          528,829,658         271,606,559
                                                  ------------        ------------        ------------
LIABILITIES:
  Payables:
   To custodian ...............................            --                   --             117,416
   Investment securities purchased ............       400,848              310,750           3,468,187
   Trust shares redeemed ......................        69,000              375,011             874,342
   Open forward currency contracts ............            --                   --               2,265
   Dividends ..................................            --                   --                  --
  Accrued liabilities: (Note 2) ...............        67,877               79,124             108,958
                                                  ------------        ------------        ------------
      Total Liabilities ........................       537,725              764,885           4,571,168
                                                  ------------        ------------        ------------
NET ASSETS:
  Paid in capital .............................    83,320,286          273,969,709         220,591,970
  Accumulated undistributed net
   investment income ..........................        37,746              499,636              20,115
  Accumulated undistributed net
   realized gain on investment
   transactions ...............................     8,818,336            9,722,711          13,714,933
  Net unrealized appreciation of
   investments ................................    47,606,840          243,872,717          32,708,373
                                                  ------------        ------------        ------------
Net Assets: ...................................   $139,783,208        $528,064,773        $267,035,391
                                                  ============        ============        ============
Shares of beneficial interest outstanding......       192,708            8,237,615           1,380,712
  Net asset value, redemption and
   offering price per share ...................   $    725.36         $      64.10        $     193.40
                                                  ============        ============        ============
  Cost of Investments .........................   $92,685,087         $284,272,710        $233,749,887
                                                  ============        ============        ============

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Operations For the Six months ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                           Select          Select          Select
                                           Select          Equity        Large Cap       Large Cap
                                          Balanced         Income          Equity          Growth
                                            Fund            Fund            Fund            Fund
                                       -------------- --------------- --------------- ---------------
INVESTMENT INCOME:
  Dividend ...........................  $   937,417    $  11,540,348    $ 1,237,352    $  2,995,429
  Interest ...........................    2,830,480        3,221,692        225,817          69,456
  Foreign taxes withheld .............            -          (77,955)        (6,585)         (5,623)
                                        -----------    -------------    -----------    ------------
   Total investment income ...........    3,767,897       14,684,085      1,456,584       3,059,262
                                        -----------    -------------    -----------    ------------
EXPENSES: (Note 2)
  Administration fees ................      136,783          747,046        139,242         443,815
  Investment advisory fees ...........      456,360        1,992,123        371,313       1,183,507
  Custodian fees .....................       36,818           65,339         40,645          61,048
  Printing and postage ...............        2,224           12,397          2,480           5,329
  Professional fees ..................       18,332           29,817         18,032          26,861
  Registration .......................        1,200            5,781          1,288           1,658
  Transfer agent fees ................       10,240           24,901         12,863          17,753
  Trustees fees and expenses .........        4,564           24,901          4,641          14,794
  Other ..............................       12,137           29,460         10,157          13,725
                                        -----------    -------------    -----------    ------------
    Total expenses ...................      678,658        2,931,765        600,661       1,768,490
                                        -----------    -------------    -----------    ------------
Less amounts waived (Note 2E) ........      629,961        2,804,508        551,200       1,688,370
Less expenses borne by the
 Distributor .........................       23,141               --         18,827          17,985
                                        -----------    -------------    -----------    ------------
  Net expenses .......................       25,556          127,257         30,634          62,135
                                        -----------    -------------    -----------    ------------
  Net investment income ..............    3,742,341       14,556,828      1,425,950       2,997,127
                                        -----------    -------------    -----------    ------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ........................      675,372      128,273,120     23,215,493      26,707,797
  Futures transactions ...............           --         (234,404)            --              --
  Foreign currency transactions ......           --               --             --              --
  Change in net unrealized
   appreciation/depreciation on:
    Investments ......................   17,898,263      (14,115,565)     9,366,972     106,228,354
    Foreign currency
     transactions ....................           --               --             --              --
                                        -----------    -------------    -----------    ------------
  Net realized and unrealized gain
   on investments ....................   18,573,635      113,923,151     32,582,465     132,936,151
                                        -----------    -------------    -----------    ------------
  Net increase in net assets from
   operations ........................  $22,315,976    $ 128,479,979    $34,008,415    $135,933,278
                                        ===========    =============    ===========    ============

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Operations For the Six months ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                         Select           Select          Select
                                                       New Growth       Small Cap      International
                                                     Opportunities        Value           Equity
                                                          Fund             Fund            Fund
                                                    ---------------   -------------   --------------
INVESTMENT INCOME:
  Dividend ......................................   $    60,268       $ 1,819,106     $ 2,076,903
  Interest ......................................       249,891         1,439,047         407,283
  Foreign taxes withheld ........................            --                --        (225,013)
                                                    -----------       -----------     -----------
   Total investment income ......................       310,159         3,258,153       2,259,173
                                                    -----------       -----------     -----------
EXPENSES:
  Administration fees ...........................        90,884           370,287         191,777
  Investment advisory fees ......................       393,830         1,604,575       1,278,513
  Custodian fees ................................        32,478            45,236         163,057
  Printing and postage ..........................         2,480             1,233           4,959
  Professional fees .............................        13,393            26,021          18,712
  Registration ..................................         4,960               411           9,917
  Transfer agent fees ...........................        10,300            21,233          12,785
  Trustees fees and expenses ....................         3,029            12,343           6,393
  Other .........................................        12,492            18,924          11,131
                                                    -----------       -----------     -----------
    Total expenses ..............................       563,846         2,100,263       1,697,244
                                                    -----------       -----------     -----------
Less amounts waived (Note 2E) ...................       517,192         2,020,098       1,633,347
Less expenses borne by the Distributor ..........            --            25,856              --
                                                    -----------       -----------     -----------
  Net expenses ..................................        46,654            54,309          63,897
                                                    -----------       -----------     -----------

  Net investment income .........................       263,505         3,203,844       2,195,276
                                                    -----------       -----------     -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ...................................     8,821,076         9,725,032      16,444,935
  Futures transactions ..........................            --                --      (2,216,222)
  Foreign currency transactions .................            --                --        (121,300)
  Change in net unrealized
   appreciation/depreciation on:
    Investments .................................    15,167,354        37,934,423      31,172,560
    Foreign currency
     transactions ...............................            --                --         (12,415)
                                                    -----------       -----------     -----------
  Net realized and unrealized gain
   on investments ...............................    23,988,430        47,659,455      45,267,558
                                                    -----------       -----------     -----------
  Net increase in net assets from
   operations ...................................   $24,251,935       $50,863,299     $47,462,834
                                                    ===========       ===========     ===========

                       See notes to financial statements.

Chase Vista Select Funds
Statements of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                                                                Select
                                                              Select                            Equity
                                                             Balanced                           Income
                                                               Fund                              Fund
                                                  ------------------------------- -----------------------------------
                                                      11/1/97         1/1/97*           11/1/97           1/1/97*
                                                      Through         Through           Through           Through
                                                      4/30/98         10/31/97          4/30/98          10/31/97
                                                  --------------- --------------- ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ..........................  $   3,742,341   $  6,528,249     $   14,556,828    $  22,387,910
 Net realized gain on investments and futures
  transactions ..................................        675,372     18,722,208        128,038,716      190,247,390
 Change in net unrealized appreciation on
  investments and futures .......................     17,898,263        643,155        (14,115,565)     (22,248,307)
                                                   -------------   ------------     --------------    -------------
 Increase in net assets from operations .........     22,315,976     25,893,612        128,479,979      190,386,993
                                                   -------------   ------------     --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (Note 1F)
 Net investment income ..........................     (3,744,860)    (6,523,896)       (14,551,418)     (22,384,817)
 Net realized gain on investments and future
  transactions ..................................    (18,803,135)            --       (190,259,642)              --
                                                   -------------   ------------     --------------    -------------
 Total dividends and distributions ..............    (22,547,995)    (6,523,896)      (204,811,060)     (22,384,817)
                                                   -------------   ------------     --------------    -------------
 Increase (decrease) from capital share
  transactions (Note 6) .........................      6,726,808    159,812,946        142,384,294      787,134,335
                                                   -------------   ------------     --------------    -------------
  Total increase in net assets ..................      6,494,789    179,182,662         66,053,213      955,136,511
NET ASSETS:
 Beginning of period ............................    179,182,662             --        955,136,511               --
                                                   -------------   ------------     --------------    -------------
 End of period ..................................  $ 185,677,451   $179,182,662     $1,021,189,724    $ 955,136,511
                                                   =============   ============     ==============    =============

Chase Vista Select Funds
Statements of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------
                                                               Select                          Select
                                                             Large Cap                        Large Cap
                                                               Equity                          Growth
                                                                Fund                            Fund
                                                  -------------------------------- -------------------------------
                                                      11/1/97          1/1/97*         11/1/97         1/1/97*
                                                      Through          Through         Through         Through
                                                      4/30/98         10/31/97         4/30/98         10/31/97
                                                  --------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ..........................  $   1,425,950   $   2,583,157    $   2,997,127   $  4,761,812
 Net realized gain on investments and futures
  transactions ..................................     23,215,493      56,847,469       26,707,797     53,422,308
 Change in net unrealized appreciation on
  investments and futures .......................      9,366,972     (14,519,014)     106,228,354     55,496,670
                                                   -------------   -------------    -------------   ------------
 Increase in net assets from operations .........     34,008,415      44,911,612      135,933,278    113,680,790
                                                   -------------   -------------    -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (Note 1F)
 Net investment income ..........................     (1,423,285)     (2,582,870)      (2,995,731)    (4,756,957)
 Net realized gain on investments and future
  transactions ..................................    (56,873,862)             --      (53,497,483)            --
                                                   -------------   -------------    -------------   ------------
 Total dividends and distributions ..............    (58,297,147)     (2,582,870)     (56,493,214)    (4,756,957)
                                                   -------------   -------------    -------------   ------------
 Increase (decrease) from capital share
  transactions (Note 6) .........................     28,345,046     144,083,866       22,348,640    439,237,940
                                                   -------------   -------------    -------------   ------------
  Total increase in net assets ..................      4,056,314     186,412,608      101,788,704    548,161,773
NET ASSETS:
 Beginning of period ............................    186,412,608              --      548,161,773             --
                                                   -------------   -------------    -------------   ------------
 End of period ..................................  $ 190,468,922   $ 186,412,608    $ 649,950,477   $548,161,773
                                                   =============   =============    =============   ============

-------
* Funds commenced operations on January 1, 1997.

Chase Vista Select Funds
Statements of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                                            Select
                                                                          New Growth
                                                                        Opportunities
                                                                             Fund
                                                               --------------------------------
                                                                   11/1/97          1/1/97*
                                                                   Through          Through
                                                                   4/30/98         10/31/97
                                                               --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
 Net investment income .......................................  $    263,505     $    536,844
 Net realized gain on investments and futures transactions ...     8,821,076        8,397,386
 Change in net unrealized appreciation on investments and
  futures ....................................................    15,167,354        5,059,237
                                                                ------------     ------------
 Increase in net assets from operations ......................    24,251,935       13,993,467
                                                                ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 1F)
 Net investment income .......................................      (252,443)        (507,925)
 Net realized gain on investments and future transactions ....    (8,400,127)              --
                                                                ------------     ------------
 Total dividends and distributions ...........................    (8,652,570)        (507,925)
                                                                ------------     ------------
 Increase (decrease) from capital share transactions (Note 6)      7,808,761      102,889,540
                                                                ------------     ------------
  Total increase in net assets ...............................    23,408,126      116,375,082
NET ASSETS:
 Beginning of period .........................................   116,375,082               --
                                                                ------------     ------------
 End of period ...............................................  $139,783,208     $116,375,082
                                                                ============     ============

Chase Vista Select Funds
Statements of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------
                                                                           Select                           Select
                                                                          Small Cap                     International
                                                                            Value                           Equity
                                                                            Fund                             Fund
                                                               ------------------------------- --------------------------------
                                                                   11/1/97         1/1/97*         11/1/97          1/1/97*
                                                                   Through         Through         Through          Through
                                                                   4/30/98         10/31/97        4/30/98         10/31/97
                                                               --------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
 Net investment income .......................................  $   3,203,844   $  4,543,937    $   2,195,276   $   3,731,044
 Net realized gain on investments and futures transactions ...      9,725,032     16,874,341       14,107,413      20,205,923
 Change in net unrealized appreciation on investments and
  futures ....................................................     37,934,423     49,902,918       31,160,145     (14,806,901)
                                                                -------------   ------------    -------------   -------------
 Increase in net assets from operations ......................     50,863,299     71,321,196       47,462,834       9,130,066
                                                                -------------   ------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 1F)
 Net investment income .......................................     (3,114,331)    (4,138,699)      (8,156,669)     (3,376,605)
 Net realized gain on investments and future transactions ....    (16,876,662)            --      (14,974,262)             --
                                                                -------------   ------------    -------------   -------------
 Total dividends and distributions ...........................    (19,990,993)    (4,138,699)     (23,130,931)     (3,376,605)
                                                                -------------   ------------    -------------   -------------
 Increase (decrease) from capital share transactions (Note 6)       9,549,173    420,460,797      (11,698,131)    248,648,158
                                                                -------------   ------------    -------------   -------------
  Total increase in net assets ...............................     40,421,479    487,643,294       12,633,772     254,401,619
NET ASSETS:
 Beginning of period .........................................    487,643,294             --      254,401,619              --
                                                                -------------   ------------    -------------   -------------
 End of period ...............................................  $ 528,064,773   $487,643,294    $ 267,035,391   $ 254,401,619
                                                                =============   ============    =============   =============

-------
* Funds commenced operations on January 1, 1997.

Chase Vista Select Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company, Effective March 16, 1998, the Vista Mutual Funds changed its name to the Chase Vista Funds. Select Balanced Fund ("CVSBF" ), Select Equity Income Fund ("CVSEIF"), Select Large Cap Equity Fund ("CVSLCEF"), Select Large Cap Growth Fund ("CVSLCGF"), Select New Growth Opportunities Fund ("CVSNGOF"), Select Small Cap Value Fund ("CVSSCVF"), and Select International Equity Fund ("CVSIEF"), collectively, the "Funds", are separate series of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase. Use of long futures contracts subject the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   At April 30, 1998, the Funds had no open futures contracts.

   D. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

   The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

   At April 30, 1998, the Funds had no outstanding written options.

   E. Forward Foreign Currency Exchange Contracts -- The CVSIEF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the CVSIEF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The CVSIEF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

   F. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   G. Dollar Rolls -- CVSBF enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

   H. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

     1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

   Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   I. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning at the commencement of operations of each Fund.

   J. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   K. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

   L. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate investment advisory agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% for CVSBF, 0.40% for CVSEIF, CVSLCEF, and CVSLCGF, 0.65% for CVSNGOF and CVSSCVF, and 1.00% for CVSIEF of the average daily net assets. The Advisor voluntarily waived all of its fees.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, with the exception of CVSIEF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25% for CVSBF, 0.20% for CVSEIF, CVSLCEF and CVSLCGF, and 0.30% for CVSNGOF and CVSSCVF of average daily net assets.

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   CAM London, a registered investment advisor is the sub-investment advisor for CVSIEF pursuant to a Sub-Investment Advisory Agreement with Chase and is paid a fee by Chase from its advisory fee at an annual rate equal to 0.50% of the CVSIEF's average daily net assets.

   B. Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all of the sub-administration fees.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

   D. Waivers of fees -- For the six months ended April 30, 1998, the Administrator, Investment Advisor, and Sub-Administrator voluntarily waived all fees for each of the Funds. In addition, the Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

   E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees. Chase voluntarily waived all custodian fees for the six months ended April 30, 1998.

3. Investment Transactions -- For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                                    CVSBF            CVSEIF           CVSLCEF          CVSLCGF
                               --------------   ---------------   --------------   --------------
Purchases (excluding
  U.S. Government) .........   $11,319,028      $580,435,137      $56,045,176      $55,166,238
Sales (excluding
  U.S. Government) .........    24,109,757       578,481,501       75,827,398       84,810,519
Purchases of
  U.S. Government ..........    19,439,461        24,799,219               --               --
Sales of
  U.S. Government ..........    22,206,415       126,272,050               --               --

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                   CVSNGOF          CVSSCVF           CVSIEF
                               --------------   --------------   ---------------
Purchases (excluding
  U.S. Government) .........   $35,050,592      $11,532,563      $181,442,071
Sales (excluding
  U.S. Government) .........    36,243,929       15,282,287       173,799,866
Purchases of
  U.S. Government ..........            --               --                --
Sales of
  U.S. Government ..........            --               --                --

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1998 are as follows:

                                CVSBF             CVSEIF           CVSLCEF           CVSLCGF
                           ---------------   ---------------   ---------------   ---------------
Aggregate cost .........   $128,721,960      $863,970,522      $132,145,528       $321,757,516
                           ------------      ------------      ------------       ------------
Gross unrealized
  appreciation .........   $58,082,996       $185,547,844      $59,792,818        $331,603,045
Gross unrealized
  depreciation .........    (1,382,580)       (12,855,617)      (1,935,360)         (3,546,824)
                           ------------      ------------      ------------       ------------
Net unrealized
  appreciation .........   $56,700,416       $172,692,227      $57,857,458        $328,056,422
                           ============      ============      ============       ============

                               CVSNGOF          CVSSCVF            CVSIEF
                           --------------   ---------------   ---------------
Aggregate cost .........   $92,685,087       $284,272,710     $233,749,887
                           -----------       ------------     ------------
Gross unrealized
  appreciation .........   $49,800,456       $252,958,511     $41,760,787
Gross unrealized
  depreciation .........    (2,193,615)        (9,085,794)     (9,061,861)
                           -----------       ------------     ------------
Net unrealized
  appreciation .........   $47,606,840       $243,872,717     $32,698,926
                           ===========       ============     ============

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows for the periods presented.

                                                      Select Balanced Fund
                                  ------------------------------------------------------------
                                         November 1, 1997              January 1, 1997*
                                             Through                        Through
                                          April 30, 1998               October 31, 1997
                                  ------------------------------ -----------------------------
                                       Amount          Shares         Amount         Shares
                                  ---------------- ------------- ---------------- ------------
Shares sold .....................  $  19,193,221       617,527    $     188,703        6,016
Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) ...........             --            --      185,334,938    6,052,671
Shares issued in reinvestment
  of distributions ..............            792            24          655,231       20,400
Shares redeemed .................    (12,467,205)     (376,554)     (26,365,926)    (821,148)
                                   -------------      --------    -------------    ---------
Net increase in Trust shares
  outstanding ...................  $   6,726,808       240,997    $ 159,812,946    5,257,939
                                   =============      ========    =============    =========

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                 Select Equity Income Fund
                                -----------------------------------------------------------
                                      November 1, 1997              January 1, 1997*
                                           Through                       Through
                                       April 30, 1998               October 31, 1997
                                ----------------------------- -----------------------------
                                     Amount         Shares         Amount         Shares
                                ---------------- ------------ ---------------- ------------
Shares sold ...................  $  17,576,799      195,929    $  29,196,797      313,613
Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) .........             --           --      828,838,615    9,754,471
Shares issued in reinvestment
  of distributions ............    176,247,448    2,050,096        1,367,260       15,284
Shares redeemed ...............    (51,439,953)    (548,899)     (72,268,337)    (779,026)
                                 -------------    ---------    -------------    ---------
Net increase in Trust shares
  outstanding .................  $ 142,384,294    1,697,126    $ 787,134,335    9,304,342
                                 =============    =========    =============    =========

                                                     Select Large Cap Equity Fund
                                  ------------------------------------------------------------------
                                         November 1, 1997                   January 1, 1997*
                                              Through                           Through
                                          April 30, 1998                    October 31, 1997
                                  -------------------------------   --------------------------------
                                       Amount           Shares           Amount            Shares
                                  ----------------   ------------   ----------------   -------------
Shares sold ...................   $42,554,994           113,722     $  7,670,676            16,722

Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) .........            --                --      200,538,629           489,840
85
Shares issued in reinvestment
  of distributions ............     5,954,601            16,104           22,438                52
Shares redeemed ...............   (20,164,549)          (48,476)     (64,147,877)         (142,792)
                                  -----------           -------     ------------          --------
Net increase in Trust shares
  outstanding .................   $28,345,046            81,350     $144,083,866           363,822
                                  ===========           =======     ============          ========

                                                  Select Large Cap Growth Fund
                                  ------------------------------------------------------------
                                         November 1, 1997              January 1, 1997*
                                             Through                        Through
                                          April 30, 1998               October 31, 1997
                                  ------------------------------ -----------------------------
                                       Amount          Shares         Amount         Shares
                                  ---------------- ------------- ---------------- ------------
Shares sold .....................  $  13,045,427       133,184    $  33,523,782      413,187
Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) ...........             --            --      446,275,715    5,718,447
Shares issued in reinvestment
  of distributions ..............     50,812,316       562,751          133,131        1,660
Shares redeemed .................    (41,509,103)     (405,580)     (40,694,688)    (475,449)
                                   -------------      --------    -------------    ---------
Net increase in Trust shares
  outstanding ...................  $  22,348,640       290,355    $ 439,237,940    5,657,845
                                   =============      ========    =============    =========

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   Select New Opportunities Fund
                                  ---------------------------------------------------------------
                                        November 1, 1997                 January 1, 1997*
                                             Through                          Through
                                         April 30, 1998                  October 31, 1997
                                  -----------------------------   -------------------------------
                                       Amount          Shares          Amount           Shares
                                  ---------------   -----------   ----------------   ------------
Shares sold ...................   $6,002,277            8,828     $ 12,449,526           21,149
Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) .........           --               --      126,731,600          221,746
Shares issued in reinvestment
  of distributions ............    7,426,554           12,801               49                2
Shares redeemed ...............   (5,620,070)          (8,560)     (36,291,635)         (63,258)
                                  ----------           ------     ------------          -------
Net increase in Trust shares
  outstanding .................   $7,808,761           13,069     $102,889,540          179,639
                                  ==========           ======     ============          =======

                                                   Select Small Cap Value Fund
                                  -------------------------------------------------------------
                                         November 1, 1997               January 1, 1997*
                                             Through                        Through
                                          April 30, 1998                October 31, 1997
                                  ------------------------------ ------------------------------
                                       Amount          Shares         Amount          Shares
                                  ---------------- ------------- ---------------- -------------
Shares sold .....................  $  15,603,106       259,525    $  65,913,927     1,206,998
Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) ...........             --            --      391,143,652     7,540,473
Shares issued in reinvestment
  of distributions ..............     16,061,700       283,768            1,491            25
Shares redeemed .................    (22,115,633)     (360,775)     (36,598,273)     (692,399)
                                   -------------      --------    -------------     ---------
Net increase in Trust shares
  outstanding ...................  $   9,549,173       182,518    $ 420,460,797     8,055,097
                                   =============      ========    =============     =========

                                                Select International Equity Fund
                                  ------------------------------------------------------------
                                         November 1, 1997              January 1, 1997*
                                             Through                        Through
                                          April 30, 1998               October 31, 1997
                                  ------------------------------ -----------------------------
                                       Amount          Shares         Amount         Shares
                                  ---------------- ------------- ---------------- ------------
Shares sold .....................  $  11,587,729        66,012    $  68,517,763      382,789
Shares issued in exchange for
  Common Trust Fund
  Assets (see Note 1) ...........             --            --      235,112,660    1,368,148
Shares issued in reinvestment
  of distributions ..............     13,025,209        79,272              177            1
Shares redeemed .................    (36,311,069)     (204,200)     (54,982,442)    (311,311)
                                   -------------      --------    -------------    ---------
Net increase in Trust shares
  outstanding ...................  $ (11,698,131)      (58,916)   $ 248,648,158    1,439,627
                                   =============      ========    =============    =========

*Commencement of operations

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                      Pension     Accrued Pension
                     Expenses        Liability
                    ----------   -----------------
CVSBF ...........     $1,594          $10,914
CVSEIF ..........      8,504           56,622
CVSLCEF .........      1,606           11,323
CVSLCGF .........      4,985           33,731
CVSNGOF .........      1,005            6,806
CVSSCVF .........      4,172           27,707
CVSIEF ..........      2,254           16,067

7. Open Forward Foreign Currency Contracts -- The following forward foreign currency contracts were held by the Funds at April 30, 1998.

                                             Select International Equity Fund
                             -----------------------------------------------------------------
                                Delivery                                              Net
                                 Value                                 Market     Unrealized
                                 (Local        Cost     Settlement     Value      Gain (Loss)
                               Currency)      (USD)        Date        (USD)         (USD)
                             ------------- ----------- ------------ ----------- --------------
Purchases
Japanese Yen ...............  80,000,000   $606,842     05/01/98    $605,464       $(1,378)
Singapore Dollar ...........      69,000     43,396     05/05/98      43,575           179
Sales
Australian Dollar ..........     770,000   $501,193     05/06/98    $502,075       $  (882)
Hong Kong Dollar ...........     340,000     43,888     05/01/98      43,893            (5)
Italian Lira ............... 740,000,000    418,611     05/05/98     417,619           992
Malaysian Ringgit ..........      78,000     20,912     08/05/98      20,856            56

8. Foreign Cash Positions

                                         Select International Equity Fund
                             --------------------------------------------------------
                                Delivery                                      Net
                                  Value                       Market      Unrealized
                                 (Local           Cost         Value      Gain (Loss)
         Currency               Currency)        (USD)         (USD)         (USD)
--------------------------   --------------   -----------   ----------   ------------
Australian Dollar ........        15,060      $  9,843      $  9,818        $ (25)
Austrian Shilling ........       234,020        18,208        18,533          325
Belgian Franc ............           543            14            14           --
Dutch Guilder ............        76,017        37,534        37,623           89
Finnish Markka ...........        23,989         4,328         4,404           76
French Franc .............        29,570         4,904         4,914           10
German Deutsche Mark .....         8,482         4,732         4,727           (5)
Hong Kong Dollar .........       363,644        46,946        46,946           --
Indonesian Rupiah ........     7,883,117           773           976          203
Italian Lira .............   550,616,093       310,266       310,740          474
Japanesse Yen ............           841           180             6         (174)
Malaysian Ringgit ........        25,928         6,900         6,933           33
Portuguese Esoudo ........     2,489,487        13,570        13,533          (37)
Singapore Dollar .........         3,413         2,144         2,155           11
Spanish Peseta ...........     1,867,220        11,808        12,251          443
Swedish Krona ............       271,759        35,086        35,116           30
Swiss Franc ..............        52,605        35,229        35,071         (158)
Thai Baht ................         3,227            83            83           --
UK Sterling ..............         6,671        11,476        11,154         (322)
                                              --------      --------        -------
                                              $554,024      $554,997        $ 973
                                              ========      ========        =======

Chase Vista Select Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                                         Chase Vista Select
                                                                                                            Equity
                                                                                Balanced                    Income
                                                                                  Fund                       Fund
                                                                        ------------------------- ---------------------------
                                                                          11/01/97     01/01/97*     11/01/97      01/01/97*
                                                                           Through      Through       Through       Through
                                                                          04/30/98     10/31/97      04/30/98      10/31/97
                                                                        ------------ ------------ -------------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $ 34.08      $ 30.62      $  102.65      $  84.97
                                                                          -------      -------      ---------      --------
 Income from Investment Operations:
  Net investment income ...............................................      0.667        1.171          1.335        2.371
  Net Gains or Losses in Securities (both realized and unrealized).....      3.297        3.460         10.714       17.680
                                                                          --------     --------     ----------     --------
  Total From Investment Operations ....................................      3.964        4.631         12.049       20.051
                                                                          --------     --------     ----------     --------
 Less Distributions:
  Dividends from net investment income ................................      0.667        1.171          1.335        2.371
  Distributions from Realized Gains ...................................      3.606           --         20.544           --
                                                                          --------     --------     ----------     --------
   Total Distributions ................................................      4.273        1.171         21.879        2.371
                                                                          --------     --------     ----------     --------
Net Asset Value, End of Period ........................................   $ 33.77      $ 34.08      $   92.82      $ 102.65
                                                                          ========     ========     ==========     ========
Total Return ..........................................................      12.86%       15.35%         13.69%       23.76%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ..............................   $185,677     $179,183     $1,021,190     $955,137
 Ratios to average net assets:#
 Ratio of expenses ....................................................       0.03%        0.03%          0.03%        0.03%
 Ratio of net investment income .......................................       4.10%        4.29%          2.92%        2.97%
 Ratio of expenses without waivers and assumption of expenses .........       0.75%        0.72%          0.59%        0.59%
 Ratio of net investment income without waivers and assumption
  of expenses .........................................................       3.38%        3.60%          2.36%        2.41%
Portfolio turnover rate ...............................................         18%         131%            63%          73%

Chase Vista Select Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------
                                                                                        Chase Vista Select
                                                                                Large Cap                 Large Cap
                                                                                 Equity                    Growth
                                                                                  Fund                      Fund
                                                                        ------------------------- -------------------------
                                                                          11/01/97     01/01/97*    11/01/97     01/01/97*
                                                                           Through      Through      Through      Through
                                                                          04/30/98     10/31/97     04/30/98     10/31/97
                                                                        ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $ 512.37     $ 409.39     $  96.89     $ 78.04
                                                                          --------     --------     --------     -------
 Income from Investment Operations:
  Net investment income ...............................................      3.270        6.506        0.497        0.827
  Net Gains or Losses in Securities (both realized and unrealized).....     73.069      102.979       21.890       18.849
                                                                          --------     --------     --------     --------
  Total From Investment Operations ....................................     76.339      109.485       22.387       19.676
                                                                          --------     --------     --------     --------
 Less Distributions:
  Dividends from net investment income ................................      3.264        6.505        0.496        0.826
  Distributions from Realized Gains ...................................    157.595           --        9.514           --
                                                                          --------     --------     --------     --------
   Total Distributions ................................................    160.859        6.505       10.010        0.828
                                                                          --------     --------     --------     --------
Net Asset Value, End of Period ........................................   $ 427.85     $ 512.37     $ 109.27     $ 96.85
                                                                          ========     ========     ========     ========
Total Return ..........................................................      20.00%       26.89%       25.28%       25.32%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ..............................   $190,469     $186,413     $649,950     $548,162
 Ratios to average net assets:#
 Ratio of expenses ....................................................       0.03%        0.03%        0.02%        0.02%
 Ratio of net investment income .......................................       1.54%        1.65%        1.01%        1.12%
 Ratio of expenses without waivers and assumption of expenses .........       0.64%        0.58%        0.60%        0.60%
 Ratio of net investment income without waivers and assumption
  of expenses .........................................................       0.93%        1.11%        0.43%        0.54%
Portfolio turnover rate ...............................................         31%          54%           9%          36%

-------
* Commencement of operations.
# Short periods have been annualized

                       See notes to financial statements.

Chase Vista Select Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                       New Growth
                                                                      Opportunities
                                                                          Fund
                                                                -------------------------
                                                                  11/01/97     01/01/97*
                                                                   Through      Through
                                                                  04/30/98     10/31/97
                                                                ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........................   $ 647.83     $ 571.52
                                                                  --------     --------
 Income from Investment Operations:
  Net investment income .......................................       1.364        2.914
  Net Gains or Losses in Securities (both realized and unrealized)  124.427       76.149
                                                                  ---------    ---------
  Total From Investment Operations ............................     125.791       79.063
                                                                  ---------    ---------
 Less Distributions:
  Dividends from net investment income ........................       1.318        2.753
  Distributions from Realized Gains ...........................      46.943          --
                                                                  ---------    ---------
   Total Distributions ........................................      48.261        2.753
                                                                  ---------    ---------
Net Asset Value, End of Period ................................   $ 725.36     $ 547.83
                                                                  =========    =========
Total Return ..................................................      21.27%       13.90%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ......................   $139,783     $116,375
 Ratios to average net assets:#
 Ratio of expenses ............................................       0.08%        0.06%
 Ratio of net investment income ...............................       0.43%        0.57%
 Ratio of expenses without waivers and assumption of expenses .       0.93%        0.92%
 Ratio of net investment income without waivers and assumption
  of expenses .................................................    (  0.42%)    (  0.27%)
Portfolio turnover rate .......................................         30%          50%

Chase Vista Select Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------
                                                                                Chase Vista Select
                                                                        Small Cap               International
                                                                          Value                    Equity
                                                                          Fund                      Fund
                                                                ------------------------- -------------------------
                                                                  11/01/97     01/01/97*    11/01/97     01/01/97*
                                                                   Through      Through      Through      Through
                                                                  04/30/98     10/31/97     04/30/98     10/31/97
                                                                ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........................   $ 60.54      $ 51.67      $ 176.71     $ 171.65
                                                                  -------      -------      --------     --------
 Income from Investment Operations:
  Net investment income .......................................      0.382        0.574        4.592        2.562
  Net Gains or Losses in Securities (both realized and unrealize     5.630        8.520       27.842        4.614
                                                                  --------     --------     --------     --------
  Total From Investment Operations ............................      6.012        9.194       32.434        7.276
                                                                  --------     --------     --------     --------
 Less Distributions:
  Dividends from net investment income ........................      0.372        0.524        5.381        2.416
  Distributions from Realized Gains ...........................      2.080           --       10.363           --
                                                                  --------     --------     --------     --------
   Total Distributions ........................................      2.452        0.524       15.744        2.416
                                                                  --------     --------     --------     --------
Net Asset Value, End of Period ................................   $ 64.10      $ 60.54      $ 193.40     $ 176.71
                                                                  ========     ========     ========     ========
Total Return ..................................................      10.44%       17.60%       20.15%        4.15%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ......................   $528,065     $487,643     $267,035     $254,402
 Ratios to average net assets:#
 Ratio of expenses ............................................       0.02%        0.02%        0.05%        0.07%
 Ratio of net investment income ...............................       1.29%        1.26%        1.72%        1.66%
 Ratio of expenses without waivers and assumption of expenses .       0.85%        0.85%        1.33%        1.27%
 Ratio of net investment income without waivers and assumption
  of expenses .................................................       0.46%        0.43%        0.44%        0.46%
Portfolio turnover rate .......................................          3%           8%          73%         141%

-------
* Commencement of operations.
# Short periods have been annualized

                      See notes to financial staetements.

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


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

[back cover]

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Select Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Select Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Select Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

June 1998                                                             CVSE-3-498